United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated Hermes MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/21

Date of Reporting Period: Six months ended 01/31/21

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated Hermes MDT All Cap Core Fund
(formerly, Federated MDT All Cap Core Fund)
Fund Established 2002

A Portfolio of Federated Hermes MDT Series
(formerly, Federated MDT Series)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	27.2%
Health Care	15.0%
Consumer Discretionary	12.8%
Financials	11.4%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	5.9%
Materials	3.5%
Real Estate	1.8%
Utilities	1.5%
Energy	1.2%
Securities Lending Collateral[2]	0.7%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities—Net[4]	(0.5)%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS— 98.2%
		Communication Services— 8.5%
15,916		Activision Blizzard, Inc.	$1,448,356
9,446	[1]	Alphabet, Inc., Class A	17,261,243
81,453	[1]	Altice USA, Inc.	2,897,283
65,486	[1]	Cars.com, Inc.	760,292
2,890	[1]	Charter Communications, Inc.	1,755,848
10,789		Electronic Arts, Inc.	1,544,985
5,529	[1]	Facebook, Inc.	1,428,307
43,653	[1]	MSG Networks, Inc.	753,887
2,955	[1]	Netflix, Inc.	1,573,212
18,694	[1]	Pinterest, Inc.	1,280,726
1,077	[1]	Take-Two Interactive Software, Inc.	215,885
68,892	[1]	TripAdvisor, Inc.	2,133,585
36,970		Verizon Communications, Inc.	2,024,108
4,555	[1]	Zillow Group, Inc.	631,870
		TOTAL	35,709,587
		Consumer Discretionary— 12.8%
3,295	[1]	Amazon.com, Inc.	10,564,429
1,470	[1]	AutoZone, Inc.	1,644,004
22,135	[1]	Cooper-Standard Holding, Inc.	675,339
3,301		Dollar General Corp.	642,408
13,375		Domino’s Pizza, Inc.	4,958,915
49,006		eBay, Inc.	2,769,329
8,335	[1]	Etsy, Inc.	1,659,415
5,926	[1]	Floor & Decor Holdings, Inc.	545,607
35,900	[1]	Ford Motor Co.	378,027
8,338		Garmin Ltd.	957,703
53,197	[1]	Goodyear Tire & Rubber Co.	561,228
12,383		Home Depot, Inc.	3,353,564
21,652		Lowe’s Cos., Inc.	3,612,636
261,478		Macy’s, Inc.	3,932,629
7,196		McDonald’s Corp.	1,495,617
9,333	[1]	Mohawk Industries, Inc.	1,340,219
6,277		Nike, Inc., Class B	838,544
10,042	[1]	O’Reilly Automotive, Inc.	4,272,570
13,302		PVH Corp.	1,134,129
2,983		Starbucks Corp.	288,784
2,306	[1]	Tesla, Inc.	1,829,880
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
12,606		Wingstop, Inc.	$1,891,530
14,709	[1]	YETI Holdings, Inc.	968,146
32,130		Yum! Brands, Inc.	3,260,874
		TOTAL	53,575,526
		Consumer Staples— 5.9%
39,144	[1]	BJ’s Wholesale Club Holdings, Inc.	1,646,788
10,550		Church and Dwight, Inc.	890,737
5,820		Clorox Co.	1,219,057
90,965		Colgate-Palmolive Co.	7,095,270
6,626		Costco Wholesale Corp.	2,335,201
17,303		Hershey Foods Corp.	2,516,548
37,973		Kimberly-Clark Corp.	5,016,233
12,071		Molson Coors Beverage Company, Class B	605,482
17,876		PepsiCo, Inc.	2,441,325
7,872		Philip Morris International, Inc.	627,005
2,887		Procter & Gamble Co.	370,142
		TOTAL	24,763,788
		Energy— 1.2%
4,618		Arch Resources, Inc.	221,295
17,923		Cimarex Energy Co.	755,992
21,503	[2]	Continental Resources, Inc.	423,394
50,587		EOG Resources, Inc.	2,577,913
22,259		Helmerich & Payne, Inc.	540,449
63,055		Marathon Oil Corp.	456,518
2,019		Pioneer Natural Resources, Inc.	244,097
		TOTAL	5,219,658
		Financials— 11.4%
26,190		Aflac, Inc.	1,183,264
1,578	[1]	Alleghany Corp.	894,489
52,745		Allstate Corp.	5,653,209
4,025		Ameriprise Financial, Inc.	796,427
118,027		Bank of New York Mellon Corp.	4,701,015
1,533		BlackRock, Inc.	1,075,032
2,756		Chubb Ltd.	401,466
24,074		Cincinnati Financial Corp.	2,024,383
10,919		Globe Life, Inc.	986,968
18,837		Huntington Bancshares, Inc.	249,119
24,853		Intercontinental Exchange, Inc.	2,742,529
35,165		MetLife, Inc.	1,693,195
11,044		MSCI, Inc., Class A	4,365,693
12,553		NASDAQ, Inc.	1,698,044
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
28,972		Northern Trust Corp.	$2,584,013
36,514		Prudential Financial, Inc.	2,858,316
103,690		State Street Corp.	7,258,300
36,317		The Travelers Cos., Inc.	4,950,007
38,383		Zions Bancorporation, N.A.	1,694,226
		TOTAL	47,809,695
		Health Care— 15.0%
7,358		Abbott Laboratories	909,375
25,650		AbbVie, Inc.	2,628,612
21,475		Amgen, Inc.	5,184,709
42,294	[1]	AnaptysBio, Inc.	1,096,260
4,827		Anthem, Inc.	1,433,522
47,299	[1]	Avantor, Inc.	1,394,848
1,783	[1]	Biohaven Pharmaceutical Holding Co. Ltd.	151,947
3,289		Cerner Corp.	263,482
4,875		CIGNA Corp.	1,058,119
15,619		CVS Health Corp.	1,119,101
24,388	[1]	Davita, Inc.	2,862,420
6,262	[1]	Denali Therapeutics, Inc.	428,947
9,982		Dentsply Sirona, Inc.	533,937
21,345		Eli Lilly & Co.	4,439,120
25,425	[1]	Hologic, Inc.	2,027,135
6,350		Humana, Inc.	2,432,749
5,051	[1]	IDEXX Laboratories, Inc.	2,417,813
11,282	[1]	IQVIA Holdings, Inc.	2,005,940
10,787	[1]	Jazz Pharmaceuticals PLC.	1,677,379
25,357		Johnson & Johnson	4,136,487
3,084		McKesson Corp.	538,065
50,137		Merck & Co., Inc.	3,864,059
4,304	[1]	Mirati Therapeutics, Inc.	883,740
1,411	[1]	Moderna, Inc.	244,329
37,635	[1]	Myriad Genetics, Inc.	1,036,844
6,265	[1]	PPD, Inc.	201,482
16,307	[1]	SAGE Therapeutics, Inc.	1,315,160
5,764	[1]	Seagen, Inc.	946,852
8,694	[1]	Seres Therapeutics, Inc.	206,483
4,870		Stryker Corp.	1,076,319
7,356	[1]	United Therapeutics Corp.	1,205,060
528		UnitedHealth Group, Inc.	176,130
10,544	[1]	Veeva Systems, Inc.	2,914,783
9,181	[1]	Vertex Pharmaceuticals, Inc.	2,103,184
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
12,414	[1]	Waters Corp.	$3,285,613
30,077		Zoetis, Inc.	4,639,377
		TOTAL	62,839,382
		Industrials— 9.4%
12,481		AGCO Corp.	1,384,143
18,699	[1]	Astronics Corp.	232,990
77,138		Carrier Global Corp.	2,969,813
28,412	[1]	CIRCOR International, Inc.	908,332
8,310		Curtiss Wright Corp.	862,495
14,768		Flowserve Corp.	525,150
14,694		Fortune Brands Home & Security, Inc.	1,267,358
6,695	[1]	Generac Holdings, Inc.	1,649,782
5,159		Hubbell, Inc.	802,740
28,638	[1]	IAA Spinco, Inc.	1,636,375
1,854		Illinois Tool Works, Inc.	360,065
399,881		KAR Auction Services, Inc.	7,381,803
37,452		Masco Corp.	2,034,018
162,829		Otis Worldwide Corp.	10,526,895
4,148		Republic Services, Inc.	375,477
49,613		Spirit AeroSystems Holdings, Inc., Class A	1,680,392
11,956	[1]	SPX Corp.	618,245
4,755		Textron, Inc.	215,211
9,666		TransUnion	841,329
15,471		Verisk Analytics, Inc.	2,838,928
2,309		Xylem, Inc.	223,026
		TOTAL	39,334,567
		Information Technology— 27.2%
8,068	[1]	Adobe, Inc.	3,701,356
12,822		Alliance Data Systems Corp.	867,408
2,443	[1]	Ambarella, Inc.	230,521
4,492		Amphenol Corp., Class A	560,961
107,832		Apple, Inc.	14,229,511
20,603		Applied Materials, Inc.	1,991,898
23,029	[1]	Arrow Electronics, Inc.	2,248,321
4,300	[1]	Autodesk, Inc.	1,192,949
3,465		Automatic Data Processing, Inc.	572,141
1,699	[1]	Bill.Com Holdings, Inc.	207,074
31,151		Booz Allen Hamilton Holding Corp.	2,653,131
8,092		Broadcom, Inc.	3,645,446
44,040	[1]	Cadence Design Systems, Inc.	5,742,376
24,778	[1]	Cirrus Logic, Inc.	2,321,451
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
11,003	[1]	CloudFlare, Inc.	$843,490
15,259	[1]	Crowdstrike Holdings, Inc.	3,292,892
8,865	[1]	Dell Technologies, Inc.	646,170
130,598		DXC Technology Co.	3,682,864
4,137	[1]	Elastic N.V.	628,659
7,201	[1]	EPAM Systems, Inc.	2,480,240
1,071	[1]	FleetCor Technologies, Inc.	259,985
21,796	[1]	Fortinet, Inc.	3,154,971
3,784	[1]	HubSpot, Inc.	1,408,405
46,303		Intel Corp.	2,570,280
6,459		Intuit, Inc.	2,333,185
7,966	[1]	Keysight Technologies, Inc.	1,127,906
5,562		Mastercard, Inc.	1,759,205
45,610		Microsoft Corp.	10,579,696
3,726		Motorola, Inc.	624,291
7,153		NVIDIA Corp.	3,716,627
33,171		Oracle Corp.	2,004,524
7,519	[1]	Palo Alto Networks, Inc.	2,637,289
37,580		Paychex, Inc.	3,281,486
2,381	[1]	Paycom Software, Inc.	904,161
10,957	[1]	Paylocity Corp.	2,053,999
25,230	[1]	PayPal Holdings, Inc.	5,911,641
40,911		Plantronics, Inc.	1,297,697
43,276		Qualcomm, Inc.	6,763,173
2,826	[1]	Semtech Corp.	200,505
9,927	[1]	ServiceNow, Inc.	5,391,949
5,678	[1]	Square, Inc.	1,226,221
4,606	[1]	Synopsys, Inc.	1,176,603
3,270		Texas Instruments, Inc.	541,806
1,716	[1]	Workday, Inc.	390,441
24,774		Xerox Holdings Corp.	520,997
3,161	[1]	Zendesk, Inc.	455,943
2,032	[1]	Zscaler, Inc.	405,790
		TOTAL	114,437,635
		Materials— 3.5%
83,199	[1]	Alcoa Corp.	1,497,582
52,754	[1]	Allegheny Technologies, Inc.	897,345
38,802	[1]	Berry Global Group, Inc.	1,915,655
149,740		Chemours Co./The	3,944,152
44,257		Domtar, Corp.	1,326,382
5,939	[1]	Ingevity Corp.	390,133
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS— continued
		Materials— continued
9,846		PPG Industries, Inc.	$1,326,355
7,536		RPM International, Inc.	621,494
3,974		Sherwin-Williams Co.	2,749,213
		TOTAL	14,668,311
		Real Estate— 1.8%
13,593		Coresite Realty Corp.	1,827,443
1,192	[1]	eXp World Holdings, Inc.	127,055
157,759	[2]	Macerich Co. (The)	2,476,816
16,424	[1]	Redfin Corp.	1,169,553
5,885		SBA Communications, Corp.	1,581,123
8,122		SL Green Realty Corp.	548,073
		TOTAL	7,730,063
		Utilities— 1.5%
47,068		Exelon Corp.	1,956,146
11,434		NiSource, Inc.	253,263
44,479		OGE Energy Corp.	1,357,499
32,008		Public Service Enterprises Group, Inc.	1,806,212
53,804		Vistra Corp.	1,074,466
		TOTAL	6,447,586
		TOTAL COMMON STOCKS (IDENTIFIED COST $331,068,592)	412,535,798
		INVESTMENT COMPANIES— 2.3%
3,190,292		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3]	3,190,292
6,634,644		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[3]	6,636,634
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $9,827,573)	9,826,926
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $340,896,165)[4]	422,362,724
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(2,102,125)
		TOTAL NET ASSETS—100%	$420,260,599
Semi-Annual Shareholder Report
7

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2021, were as follows:
	Value as of 7/31/2020	Purchases at Cost*	Proceeds from Sales*
Health Care:
AnaptysBio, Inc.**	$759,600	$—	$—
Semi-Annual Shareholder Report
8

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 1/31/2021	Shares Held as of 1/31/2021	Dividend Income*

$336,660	$—	$1,096,260	42,294	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2021, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2020	$7,296,777	$5,679,483	$12,976,260
Purchases at Cost	$10,528,328	$73,485,097	$84,013,425
Proceeds from Sales	$(14,634,813)	$(72,527,740)	$(87,162,553)
Change in Unrealized Appreciation/ Depreciation	N/A	$(126)	$(126)
Net Realized Gain/(Loss)	N/A	$(80)	$(80)
Value as of 1/31/2021	$3,190,292	$6,636,634	$9,826,926
Shares Held as of 1/31/2021	3,190,292	6,634,644	9,824,936
Dividend Income	$1,394	$4,398	$5,792

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Shareholder Report
9

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$31.77	$29.90	$30.01	$24.95	$21.77	$22.10
Income From Investment Operations:
Net investment income (loss)	0.05[1]	0.13[1]	0.16[1]	0.09[1]	0.26	0.19[1]
Net realized and unrealized gain (loss)	4.71	2.69	1.81	5.08	3.11	(0.33)
Total From Investment Operations	4.76	2.82	1.97	5.17	3.37	(0.14)
Less Distributions:
Distributions from net investment income	(0.12)	(0.11)	(0.07)	(0.11)	(0.19)	(0.19)
Distributions from net realized gain	(0.88)	(0.84)	(2.01)	—	—	—
Total Distributions	(1.00)	(0.95)	(2.08)	(0.11)	(0.19)	(0.19)
Net Asset Value, End of Period	$35.53	$31.77	$29.90	$30.01	$24.95	$21.77
Total Return[2]	15.03%	9.66%	7.80%	20.78%	15.56%	(0.61)%
Ratios to Average Net Assets:
Net expenses[3]	1.04%[4]	1.04%	1.08%	1.36%	1.38%	1.35%
Net investment income	0.30%[4]	0.44%	0.57%	0.31%	0.69%	0.94%
Expense waiver/reimbursement[5]	0.18%[4]	0.20%	0.24%	0.00%[6]	0.00%[6]	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,467	$79,301	$69,221	$40,539	$33,799	$33,753
Portfolio turnover	33%	160%	87%	82%	77%	62%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$29.57	$27.99	$28.37	$23.66	$20.66	$21.00
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.08)[1]	(0.05)[1]	(0.11)[1]	(0.19)	0.03[1]
Net realized and unrealized gain (loss)	4.38	2.50	1.68	4.82	3.23	(0.33)
Total From Investment Operations	4.31	2.42	1.63	4.71	3.04	(0.30)
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.04)	(0.04)
Distributions from net realized gain	(0.88)	(0.84)	(2.01)	—	—	—
Total Distributions	(0.88)	(0.84)	(2.01)	—	(0.04)	(0.04)
Net Asset Value, End of Period	$33.00	$29.57	$27.99	$28.37	$23.66	$20.66
Total Return[2]	14.62%	8.86%	6.96%	19.91%	14.72%	(1.43)%
Ratios to Average Net Assets:
Net expenses[3]	1.79%[4]	1.79%	1.85%	2.09%	2.13%	2.14%
Net investment income (loss)	(0.45)%[4]	(0.31)%	(0.20)%	(0.41)%	(0.06)%	0.15%
Expense waiver/reimbursement[5]	0.17%[4]	0.21%	0.24%	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$33,234	$31,030	$32,178	$39,625	$36,440	$36,846
Portfolio turnover	33%	160%	87%	82%	77%	62%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$32.22	$30.29	$30.37	$25.24	$22.02	$22.37
Income From Investment Operations:
Net investment income (loss)	0.10[1]	0.22[1]	0.25[1]	0.16[1]	0.39	0.25[1]
Net realized and unrealized gain (loss)	4.79	2.74	1.81	5.16	3.09	(0.34)
Total From Investment Operations	4.89	2.96	2.06	5.32	3.48	(0.09)
Less Distributions:
Distributions from net investment income	(0.21)	(0.19)	(0.13)	(0.19)	(0.26)	(0.26)
Distributions from net realized gain	(0.88)	(0.84)	(2.01)	—	—	—
Total Distributions	(1.09)	(1.03)	(2.14)	(0.19)	(0.26)	(0.26)
Net Asset Value, End of Period	$36.02	$32.22	$30.29	$30.37	$25.24	$22.02
Total Return[2]	15.22%	10.01%	8.08%	21.15%	15.90%	(0.34)%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.74%	0.78%	1.07%	1.08%	1.07%
Net investment income	0.59%[4]	0.73%	0.87%	0.57%	1.01%	1.22%
Expense waiver/reimbursement[5]	0.21%[4]	0.25%	0.29%	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$291,199	$243,490	$215,799	$95,290	$52,169	$65,435
Portfolio turnover	33%	160%	87%	82%	77%	62%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights – Class R6 Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$31.62	$29.75	$29.89	$24.85	$21.46	$21.80
Income From Investment Operations:
Net investment income (loss)	0.10[2]	0.21[2]	0.23[2]	0.18[2]	0.21	0.10[2]
Net realized and unrealized gain (loss)	4.70	2.69	1.79	5.06	3.18	(0.33)
Total From Investment Operations	4.80	2.90	2.02	5.24	3.39	(0.23)
Less Distributions:
Distributions from net investment income	(0.22)	(0.19)	(0.15)	(0.20)	—	(0.11)
Distributions from net realized gain	(0.88)	(0.84)	(2.01)	—	—	—
Total Distributions	(1.10)	(1.03)	(2.16)	(0.20)	—	(0.11)
Net Asset Value, End of Period	$35.32	$31.62	$29.75	$29.89	$24.85	$21.46
Total Return[3]	15.22%	10.00%	8.08%	21.17%	15.80%	(1.05)%
Ratios to Average Net Assets:
Net expenses[4]	0.73%[5]	0.73%	0.81%	1.02%	1.07%	1.80%
Net investment income	0.61%[5]	0.75%	0.78%	0.65%	0.95%	0.49%
Expense waiver/reimbursement[6]	0.16%[5]	0.17%	0.18%	0.00%[7]	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,361	$8,571	$9,183	$20,425	$17,363	$5,717
Portfolio turnover	33%	160%	87%	82%	77%	62%

1	Prior to September 1, 2016, the Fund’s Class R6 Shares were designated as Class R Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $2,585,235 of securities loaned and $9,826,926 of investment in affiliated holdings and $2,987,790 of investment in affiliated companies* (identified cost $340,896,165)	$422,362,724
Cash	3,096
Income receivable	225,414
Income receivable from affiliated holdings	599
Receivable for investments sold	4,268,441
Receivable for shares sold	506,553
Total Assets	427,366,827
Liabilities:
Payable for investments purchased	3,160,829
Payable for shares redeemed	535,621
Payable for collateral due to broker for securities lending	3,190,292
Payable for investment adviser fee (Note 5)	19,765
Payable for administrative fee (Note 5)	2,748
Payable for distribution services fee (Note 5)	21,847
Payable for other service fees (Notes 2 and 5)	32,742
Accrued expenses (Note 5)	142,384
Total Liabilities	7,106,228
Net assets for 11,789,633 shares outstanding	$420,260,599
Net Assets Consist of:
Paid-in capital	$326,360,274
Total distributable earnings (loss)	93,900,325
Total Net Assets	$420,260,599
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($86,466,969 ÷ 2,433,488 shares outstanding), no par value, unlimited shares authorized	$35.53
Offering price per share (100/94.50 of $35.53)	$37.60
Redemption proceeds per share	$35.53
Class C Shares:
Net asset value per share ($33,234,312 ÷ 1,007,088 shares outstanding), no par value, unlimited shares authorized	$33.00
Offering price per share	$33.00
Redemption proceeds per share (99.00/100 of $33.00)	$32.67
Institutional Shares:
Net asset value per share ($291,198,667 ÷ 8,084,061 shares outstanding), no par value, unlimited shares authorized	$36.02
Offering price per share	$36.02
Redemption proceeds per share	$36.02
Class R6 Shares:
Net asset value per share ($9,360,651 ÷ 264,996 shares outstanding), no par value, unlimited shares authorized	$35.32
Offering price per share	$35.32
Redemption proceeds per share	$35.32

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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16

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Dividends (including $104,833 received from affiliated companies and holdings*)	$2,521,077
Net income on securities loaned (includes $1,394 earned from affiliated holdings* related to cash collateral balances) (Note 2)	64,255
TOTAL INCOME	2,585,332
Expenses:
Investment adviser fee (Note 5)	1,351,740
Administrative fee (Note 5)	151,050
Custodian fees	28,770
Transfer agent fees (Note 2)	160,041
Directors’/Trustees’ fees (Note 5)	1,497
Auditing fees	14,503
Legal fees	5,049
Portfolio accounting fees	62,554
Distribution services fee (Note 5)	121,743
Other service fees (Notes 2 and 5)	145,474
Share registration costs	36,061
Printing and postage	20,607
Miscellaneous (Note 5)	16,278
TOTAL EXPENSES	2,115,367
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(299,688)
Reimbursement of other operating expenses (Notes 2 and 5)	(81,392)
TOTAL REIMBURSEMENTS	(381,080)
Net expenses	1,734,287
Net investment income	851,045
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $171,373 on sales of investments in affiliated companies and holdings*)	23,571,836
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(130,818) on investments in affiliated companies and holdings*)	29,166,117
Net realized and unrealized gain (loss) on investments	52,737,953
Change in net assets resulting from operations	$53,588,998

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$851,045	$1,858,375
Net realized gain (loss)	23,571,836	3,253,617
Net change in unrealized appreciation/depreciation	29,166,117	24,231,474
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,588,998	29,343,466
Distributions to Shareholders:
Class A Shares	(2,423,144)	(2,420,345)
Class C Shares	(882,794)	(981,926)
Institutional Shares	(8,071,148)	(7,530,512)
Class R6 Shares	(290,075)	(293,094)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,667,161)	(11,225,877)
Share Transactions:
Proceeds from sale of shares	78,680,291	138,101,946
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor All Cap Fund	—	4,799,602
Net asset value of shares issued to shareholders in payment of distributions declared	10,673,152	10,177,441
Cost of shares redeemed	(73,407,031)	(135,185,593)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,946,412	17,893,396
Change in net assets	57,868,249	36,010,985
Net Assets:
Beginning of period	362,392,350	326,381,365
End of period	$420,260,599	$362,392,350
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On November 15, 2019, the Fund acquired all of the net assets of PNC Multi-Factor All Cap Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, the assets received and the shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class A Shares exchanged, a shareholder received 0.707 shares of the Fund’s Class A Shares.
For every one share of the Acquired Fund’s Class C Shares exchanged, a shareholder received 0.692 shares of the Fund’s Class C Shares.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 0.714 shares of the Fund’s Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
158,091	$4,799,602	$481,958	$334,525,804	$339,325,406

1	Unrealized Depreciation is included in the Net Assets Received amount shown above.
Semi-Annual Shareholder Report
19

Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2020, were as follows:
Net investment income	$1,879,088
Net realized and unrealized gain on investments	27,688,497
Net increase in net assets resulting from operations	$29,567,585
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund’s Statement of Changes in Net Assets as of July 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
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20

described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred
Semi-Annual Shareholder Report
21

securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $381,080 is disclosed in this Note 2 and Note 5. For the six months ended January 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$41,895	$(10,030)
Class C Shares	14,971	(2,648)
Institutional Shares	102,477	(68,714)
Class R6 Shares	698	—
TOTAL	$160,041	$(81,392)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
22

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$104,893
Class C Shares	40,581
TOTAL	$145,474
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is
Semi-Annual Shareholder Report
23

determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$2,585,235	$3,190,292
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
24

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	204,924	$6,959,533	690,025	$19,860,088
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi- Factor All Cap Fund	—	—	69,799	2,108,622
Shares issued to shareholders in payment of distributions declared	65,002	2,282,814	75,909	2,245,758
Shares redeemed	(332,872)	(11,290,244)	(654,712)	(18,099,902)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(62,946)	$(2,047,897)	181,021	$6,114,566
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	67,176	$2,129,153	229,788	$6,229,160
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi- Factor All Cap Fund	—	—	5,925	167,267
Shares issued to shareholders in payment of distributions declared	25,499	828,435	32,298	888,524
Shares redeemed	(134,916)	(4,255,201)	(368,127)	(9,700,529)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(42,241)	$(1,297,613)	(100,116)	$(2,415,578)
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,952,755	$67,898,957	3,765,883	$109,245,509
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi- Factor All Cap Fund	—	—	82,367	2,523,713
Shares issued to shareholders in payment of distributions declared	206,533	7,372,239	227,539	6,839,149
Shares redeemed	(1,632,076)	(55,767,903)	(3,642,257)	(103,350,480)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	527,212	$19,503,293	433,532	$15,257,891
Semi-Annual Shareholder Report
25

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	51,224	$1,692,648	96,159	$2,767,189
Shares issued to shareholders in payment of distributions declared	5,416	189,664	6,915	204,010
Shares redeemed	(62,708)	(2,093,683)	(140,698)	(4,034,682)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(6,068)	$(211,371)	(37,624)	$(1,063,483)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	415,957	$15,946,412	476,813	$17,893,396
4. FEDERAL TAX INFORMATION
At January 31, 2021, the cost of investments for federal tax purposes was $340,896,165. The net unrealized appreciation of investments for federal tax purposes was $81,466,559. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $86,402,276 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,935,717.
Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2020, for federal income tax purposes, post October losses of $889,407 were deferred to August 1, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2021, the Adviser voluntarily waived $295,886 of its fee and voluntarily reimbursed $81,392 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2021, the Adviser reimbursed $3,802.
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26

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$121,743
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2021, FSC retained $14,092 of fees paid by the Fund. For the six months ended January 31, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2021, FSC retained $6,828 in sales charges from the sale of Class A Shares. FSC also retained $452 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2021, FSSC received $2,635 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.79%, 0.74% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2021, were as follows:
Purchases	$126,668,484
Sales	$123,369,260
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,150.30	$5.64
Class C Shares	$1,000	$1,146.20	$9.68
Institutional Shares	$1,000	$1,152.20	$4.01
Class R6 Shares	$1,000	$1,152.20	$3.96
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.96	$5.30
Class C Shares	$1,000	$1,016.18	$9.10
Institutional Shares	$1,000	$1,021.48	$3.77
Class R6 Shares	$1,000	$1,021.53	$3.72

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.04%
Class C Shares	1.79%
Institutional Shares	0.74%
Class R6 Shares	0.73%
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Evaluation and Approval of Advisory Contract–May 2020
Federated MDT All Cap Core Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MDT ALL CAP CORE FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to its Expense Peer Group are relevant in judging the reasonableness of advisory fees, the Fund’s quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund’s advisory fee was above the median of its Expense Peer Group range, the funds in the Expense Peer Group varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Expense Peer Group.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that mon-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
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Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for
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purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT All Cap Core Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report
41

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
42

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
43

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
44

Federated Hermes MDT All Cap Core Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
36361 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated Hermes MDT Balanced Fund
(formerly, Federated MDT Balanced Fund)
Fund Established 2002

A Portfolio of Federated Hermes MDT Series
(formerly, Federated MDT Series)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2021, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	66.2%
Corporate Debt Securities	13.8%
Federated Mortgage Core Portfolio	4.0%
High Yield Bond Portfolio	3.1%
Bank Loan Core Fund	2.3%
Emerging Markets Core Fund	1.9%
U.S. Treasury Securities[2]	1.7%
Project and Trade Finance Core Fund	1.7%
Commercial Mortgage-Backed Securities	1.1%
Asset-Backed Securities	1.0%
Mortgage-Backed Securities	0.4%
International Equity Securities (including International Exchange-Traded Funds)	0.3%
Municipal Bonds	0.2%
Government Agency	0.1%
Collateralized Mortgage Obligations	[3]0.0%
Securities Lending Collateral[4]	0.2%
Cash Equivalents[5]	2.1%
Derivative Contracts[6]	[3]0.0%
Other Assets and Liabilities—Net[7]	(0.1)%
TOTAL	100%
Semi-Annual Shareholder Report

At January 31, 2021, the Fund’s sector composition8 for its equity securities (excluding exchange-traded funds) was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	26.8%
Health Care	14.6%
Consumer Discretionary	12.9%
Financials	11.0%
Industrials	9.4%
Communication Services	8.6%
Consumer Staples	5.8%
Real Estate	4.6%
Materials	3.6%
Utilities	1.5%
Energy	1.2%
Total	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

2	Includes U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Represents less than 0.1%.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
8
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2021 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS— 54.8%
		Communication Services— 4.7%
5,703		Activision Blizzard, Inc.	$518,973
2,376	[1]	Alphabet, Inc., Class A	4,341,807
9,730	[1]	Altice USA, Inc.	346,096
21,112	[1]	Cars.com, Inc.	245,110
348	[1]	Charter Communications, Inc.	211,431
2,513		Electronic Arts, Inc.	359,862
1,550	[1]	Facebook, Inc.	400,411
6,754		Lumen Technologies, Inc.	83,615
3,675		Meredith Corp.	80,593
28,128	[1]	MSG Networks, Inc.	485,771
3,555	[1]	Pinterest, Inc.	243,553
196	[1]	Take-Two Interactive Software, Inc.	39,288
15,355	[1]	TripAdvisor, Inc.	475,544
14,027		Verizon Communications, Inc.	767,978
482	[1]	Zillow Group, Inc.	66,863
		TOTAL	8,666,895
		Consumer Discretionary— 7.1%
537		Advance Auto Parts, Inc.	80,088
1,029	[1]	Amazon.com, Inc.	3,299,180
3,994	[1]	American Axle & Manufacturing Holdings, Inc.	35,187
247	[1]	AutoZone, Inc.	276,237
1,381	[1]	Capri Holdings Ltd.	57,533
5,373	[1]	Cooper-Standard Holding, Inc.	163,930
163		Dollar General Corp.	31,722
2,937		Domino’s Pizza, Inc.	1,088,922
11,226		eBay, Inc.	634,381
1,470	[1]	Etsy, Inc.	292,662
897	[1]	Floor & Decor Holdings, Inc.	82,587
24,635	[1]	Ford Motor Co.	259,407
251		Garmin Ltd.	28,830
2,558	[1]	G-III Apparel Group Ltd.	69,168
15,297	[1]	Goodyear Tire & Rubber Co.	161,383
3,767		Home Depot, Inc.	1,020,179
6,086		Lowe’s Cos., Inc.	1,015,449
69,453		Macy’s, Inc.	1,044,573
1,860		McDonald’s Corp.	386,582
1,997	[1]	Mohawk Industries, Inc.	286,769
379		Nike, Inc., Class B	50,631
2,203	[1]	O’Reilly Automotive, Inc.	937,311
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
1,009		Starbucks Corp.	$97,681
491	[1]	Tesla, Inc.	389,623
3,084		Wingstop, Inc.	462,754
3,586	[1]	YETI Holdings, Inc.	236,031
5,830		Yum! Brands, Inc.	591,687
		TOTAL	13,080,487
		Consumer Staples— 3.2%
7,374	[1]	BJ’s Wholesale Club Holdings, Inc.	310,224
4,228		Church and Dwight, Inc.	356,970
1,049		Clorox Co.	219,724
26,545		Colgate-Palmolive Co.	2,070,510
4,396		Hershey Foods Corp.	639,354
9,550		Kimberly-Clark Corp.	1,261,555
5,083		PepsiCo, Inc.	694,185
369		Philip Morris International, Inc.	29,391
2,149		Procter & Gamble Co.	275,523
		TOTAL	5,857,436
		Energy— 0.7%
942		Arch Resources, Inc.	45,141
3,619		Cimarex Energy Co.	152,649
13,000	[2]	Continental Resources, Inc.	255,970
9,513		EOG Resources, Inc.	484,783
5,348		Helmerich & Payne, Inc.	129,849
21,158		Marathon Oil Corp.	153,184
351		Pioneer Natural Resources, Inc.	42,436
		TOTAL	1,264,012
		Financials— 6.0%
5,354		Aflac, Inc.	241,894
534	[1]	Alleghany Corp.	302,698
11,211		Allstate Corp.	1,201,595
339		Ameriprise Financial, Inc.	67,078
32,714		Bank of New York Mellon Corp.	1,302,999
6,313		Cincinnati Financial Corp.	530,860
295		Everest Re Group Ltd.	62,269
1,122		Globe Life, Inc.	101,418
17,749		Huntington Bancshares, Inc.	234,730
4,475		Intercontinental Exchange, Inc.	493,816
2,589		MetLife, Inc.	124,660
2,366		MSCI, Inc., Class A	935,280
4,462		NASDAQ, Inc.	603,575
7,522		Northern Trust Corp.	670,887
5,529		Prudential Financial, Inc.	432,810
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
531		S&P Global, Inc.	$168,327
917		Selective Insurance Group, Inc.	59,587
25,408		State Street Corp.	1,778,560
1,585		The Hartford Financial Services Group, Inc.	76,112
11,285		The Travelers Cos., Inc.	1,538,145
5,580		Zions Bancorporation, N.A.	246,301
		TOTAL	11,173,601
		Health Care— 8.0%
803		Abbott Laboratories	99,243
4,911		AbbVie, Inc.	503,279
3,941		Amgen, Inc.	951,476
11,533	[1]	AnaptysBio, Inc.	298,935
906		Anthem, Inc.	269,064
12,393	[1]	Avantor, Inc.	365,470
1,002	[1]	CareDx, Inc.	76,583
949		CIGNA Corp.	205,980
15,524	[1]	Community Health Systems, Inc.	144,684
3,813		CVS Health Corp.	273,201
5,315	[1]	Davita, Inc.	623,821
903	[1]	Denali Therapeutics, Inc.	61,855
2,205		Dentsply Sirona, Inc.	117,945
4,678		Eli Lilly & Co.	972,884
474	[1]	Emergent BioSolutions, Inc.	50,647
8,773	[1]	Hologic, Inc.	699,471
1,276		Humana, Inc.	488,848
1,179	[1]	IDEXX Laboratories, Inc.	564,364
291	[1]	Inspire Medical Systems, Inc.	58,639
2,072	[1]	IQVIA Holdings, Inc.	368,402
2,525	[1]	Jazz Pharmaceuticals PLC.	392,637
7,106		Johnson & Johnson	1,159,202
430	[1]	Karuna Therapeutics, Inc.	42,669
372		Medtronic PLC	41,415
13,595		Merck & Co., Inc.	1,047,767
1,008	[1]	Mirati Therapeutics, Inc.	206,973
229	[1]	Moderna, Inc.	39,654
7,854	[1]	Myriad Genetics, Inc.	216,378
3,787		Pfizer, Inc.	135,953
2,022	[1]	PPD, Inc.	65,027
6,969	[1]	SAGE Therapeutics, Inc.	562,050
621	[1]	Seagen, Inc.	102,012
2,101	[1]	Seres Therapeutics, Inc.	49,899
217	[1]	Shockwave Medical, Inc.	25,181
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
784		Stryker Corp.	$173,272
432	[1]	United Therapeutics Corp.	70,770
481		UnitedHealth Group, Inc.	160,452
2,376	[1]	Veeva Systems, Inc.	656,821
2,125	[1]	Vertex Pharmaceuticals, Inc.	486,795
2,782	[1]	Waters Corp.	736,312
7,724		Zoetis, Inc.	1,191,427
		TOTAL	14,757,457
		Industrials— 5.1%
2,875		AGCO Corp.	318,838
892	[1]	Atlas Air Worldwide Holdings, Inc.	46,223
16,827		Carrier Global Corp.	647,840
7,124	[1]	CIRCOR International, Inc.	227,754
627		Curtiss Wright Corp.	65,076
2,437		Flowserve Corp.	86,660
3,032		Fortune Brands Home & Security, Inc.	261,510
1,266	[1]	Generac Holdings, Inc.	311,968
1,580		Hubbell, Inc.	245,848
5,665	[1]	IAA Spinco, Inc.	323,698
106,744		KAR Auction Services, Inc.	1,970,494
622		Lennox International, Inc.	171,355
9,134		Masco Corp.	496,068
34,339		Otis Worldwide Corp.	2,220,016
10,000		Pitney Bowes, Inc.	93,400
761		Republic Services, Inc.	68,886
10,298		Spirit AeroSystems Holdings, Inc., Class A	348,793
7,730	[1]	SPX Corp.	399,718
3,322		TransUnion	289,147
1,458	[1]	TriNet Group, Inc.	108,052
3,816		Verisk Analytics, Inc.	700,236
1,104		Xylem, Inc.	106,635
		TOTAL	9,508,215
		Information Technology— 14.7%
1,432	[1]	Adobe, Inc.	656,959
1,827		Alliance Data Systems Corp.	123,597
565	[1]	Ambarella, Inc.	53,313
25,312		Apple, Inc.	3,340,171
3,849		Applied Materials, Inc.	372,121
4,564	[1]	Arrow Electronics, Inc.	445,583
552	[1]	Autodesk, Inc.	153,141
7,901		Booz Allen Hamilton Holding Corp.	672,928
1,330		Broadcom, Inc.	599,165
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— continued
10,790	[1]	Cadence Design Systems, Inc.	$1,406,908
4,701	[1]	Cirrus Logic, Inc.	440,437
2,460	[1]	CloudFlare, Inc.	188,584
4,871	[1]	Crowdstrike Holdings, Inc.	1,051,162
3,264	[1]	Dell Technologies, Inc.	237,913
32,770		DXC Technology Co.	924,114
400	[1]	Elastic N.V.	60,784
2,215	[1]	EPAM Systems, Inc.	762,912
5,411	[1]	Fortinet, Inc.	783,242
803	[1]	HubSpot, Inc.	298,877
9,807		Intel Corp.	544,387
2,043		Intuit, Inc.	737,993
607	[1]	Keysight Technologies, Inc.	85,945
3,271		Mastercard, Inc.	1,034,585
11,281		Microsoft Corp.	2,616,741
1,132		Motorola, Inc.	189,667
1,522		NVIDIA Corp.	790,816
9,167		Oracle Corp.	553,962
1,685	[1]	Palo Alto Networks, Inc.	591,014
13,438		Paychex, Inc.	1,173,406
269	[1]	Paycom Software, Inc.	102,150
2,350	[1]	Paylocity Corp.	440,531
5,266	[1]	PayPal Holdings, Inc.	1,233,876
9,836		Plantronics, Inc.	311,998
9,835		Qualcomm, Inc.	1,537,014
938	[1]	Qualys, Inc.	129,885
943	[1]	Semtech Corp.	66,906
2,521	[1]	ServiceNow, Inc.	1,369,306
1,197	[1]	Square, Inc.	258,504
218	[1]	Synopsys, Inc.	55,688
404		Texas Instruments, Inc.	66,939
8,203		Vishay Intertechnology, Inc.	176,775
4,987		Western Union Co.	111,060
778	[1]	Workday, Inc.	177,018
9,197		Xerox Holdings Corp.	193,413
		TOTAL	27,121,490
		Materials— 2.0%
20,604	[1]	Alcoa Corp.	370,872
20,255	[1]	Allegheny Technologies, Inc.	344,537
6,086	[1]	Berry Global Group, Inc.	300,466
47,282		Chemours Co./The	1,245,408
858	[1]	Crown Holdings, Inc.	77,349
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Materials— continued
11,320		Domtar, Corp.	$339,260
2,080		PPG Industries, Inc.	280,197
939		Sherwin-Williams Co.	649,600
		TOTAL	3,607,689
		Real Estate— 2.5%
950		Alexandria Real Estate Equities, Inc.	158,755
3,600		American Campus Communities, Inc.	148,176
9,400		American Homes 4 Rent	284,162
7,000		Brixmor Property Group, Inc.	118,510
25,400		Chatham Lodging Trust	272,034
30,000	[1]	DiamondRock Hospitality Co.	246,000
3,500		Duke Realty Corp.	138,460
330		Equinix, Inc.	244,187
7,250		Essential Properties Realty Trust, Inc.	150,945
5,500		Hudson Pacific Properties, Inc.	128,920
8,000		Invitation Homes, Inc.	235,840
9,500		Kimco Realty Corp.	156,845
9,500		Kite Realty Group Trust	151,430
4,100		Omega Healthcare Investors, Inc.	148,502
11,500		Pebblebrook Hotel Trust	211,370
411	[1]	Redfin Corp.	29,267
4,900		Rexford Industrial Realty, Inc.	239,806
3,000		Safety Income and Growth, Inc.	220,740
4,500		STORE Capital Corp.	139,590
900		Sun Communities, Inc.	128,817
30,800		Sunstone Hotel Investors, Inc.	329,560
4,750		Terreno Realty Corp.	268,755
10,800		VICI Properties, Inc.	273,024
7,100		Weyerhaeuser Co.	221,449
		TOTAL	4,645,144
		Utilities— 0.8%
2,108		Evergy, Inc.	113,263
15,108		Exelon Corp.	627,889
1,476		NextEra Energy, Inc.	119,364
19,281		OGE Energy Corp.	588,456
1,915		Public Service Enterprises Group, Inc.	108,063
		TOTAL	1,557,035
		TOTAL COMMON STOCKS (IDENTIFIED COST $81,010,511)	101,239,461
		CORPORATE BONDS— 13.8%
		Basic Industry - Chemicals— 0.0%
$ 10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	13,312
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Basic Industry - Metals & Mining— 0.1%
$ 15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	$19,111
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	64,634
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	107,753
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	29,550
		TOTAL	221,048
		Capital Goods - Aerospace & Defense— 0.7%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	204,048
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	310,546
5,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	5,329
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	122,887
300,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	301,959
170,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	189,115
10,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,152
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	14,405
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.956% (3-month USLIBOR +1.735%), 2/15/2042	32,100
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	56,338
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	54,889
		TOTAL	1,301,768
		Capital Goods - Building Materials— 0.2%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	214,423
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	93,177
		TOTAL	307,600
		Capital Goods - Construction Machinery— 0.0%
10,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	10,429
		Capital Goods - Diversified Manufacturing— 0.1%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	31,598
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	61,577
175,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	176,338
		TOTAL	269,513
		Communications - Cable & Satellite— 0.1%
145,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	144,461
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	17,738
10,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	12,405
		TOTAL	174,604
		Communications - Media & Entertainment— 0.3%
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	40,798
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	20,787
400,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	461,517
		TOTAL	523,102
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Communications - Telecom Wireless— 0.6%
$ 400,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	$408,139
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	168,420
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	237,807
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	258,044
	TOTAL	1,072,410
	Communications - Telecom Wirelines— 0.4%
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	301,482
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	5,942
12,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.500%, 9/15/2053	11,584
11,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.650%, 9/15/2059	10,610
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	199,067
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	99,202
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	99,292
29,000	Verizon Communications, Inc., Sr. Unsecd. Note, 144A, 2.987%, 10/30/2056	27,850
	TOTAL	755,029
	Consumer Cyclical - Automotive— 0.2%
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	15,718
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	200,481
160,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	161,461
10,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	10,893
	TOTAL	388,553
	Consumer Cyclical - Lodging— 0.0%
20,000	American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	22,012
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	31,476
	TOTAL	53,488
	Consumer Cyclical - Retailers— 0.3%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	204,835
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	273,220
15,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	16,002
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	16,948
10,000	WalMart, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2040	14,895
	TOTAL	525,900
	Consumer Cyclical - Services— 0.3%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	209,408
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	140,013
25,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.300%, 6/1/2021	25,336
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	15,375
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	15,795
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	77,971
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	19,131
	TOTAL	503,029
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Food/Beverage— 0.8%
$ 30,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	$37,095
85,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	88,402
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	328,743
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	155,692
80,000	General Mills, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/1/2051	84,364
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	303,994
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	210,094
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	17,471
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	57,395
235,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	280,867
	TOTAL	1,564,117
	Consumer Non-Cyclical - Health Care— 0.2%
135,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	146,340
11,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	11,436
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	198,067
10,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	10,438
	TOTAL	366,281
	Consumer Non-Cyclical - Pharmaceuticals— 0.5%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	609,071
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	18,844
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	12,447
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	18,243
165,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	174,040
	TOTAL	832,645
	Consumer Non-Cyclical - Supermarkets— 0.0%
10,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	12,365
	Energy - Independent— 0.5%
250,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	274,992
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	139,143
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	20,800
475,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	470,791
	TOTAL	905,726
	Energy - Integrated— 0.6%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	148,775
20,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	21,557
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	348,534
5,000	ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	7,527
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	293,707
75,000	Husky Energy, Inc., 4.000%, 4/15/2024	80,558
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	269,434
	TOTAL	1,170,092
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Energy - Midstream— 0.5%
$ 20,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	$23,659
115,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	125,507
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	82,232
10,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	11,267
170,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	196,431
20,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	27,382
40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	45,670
5,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	5,596
225,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 2/15/2049	281,348
20,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	20,672
10,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	10,600
		TOTAL	830,364
		Energy - Refining— 0.0%
15,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	17,039
15,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	16,731
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	13,477
15,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	17,018
		TOTAL	64,265
		Financial Institution - Banking— 2.2%
74,000		American Express Co., 2.650%, 12/2/2022	77,112
250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 5/5/2021	250,887
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	338,043
10,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.499%, 5/17/2022	10,095
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	101,344
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	223,639
15,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	16,765
15,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	17,318
20,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	21,911
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	200,819
40,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	41,423
15,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	15,398
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	275,698
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	189,251
15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	17,533
30,000		Comerica, Inc., 3.800%, 7/22/2026	34,042
75,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	81,609
40,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	42,166
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	292,218
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	227,910
10,000	[4]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 10/1/2024	10,931
25,000	[4]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 8/1/2024	26,391
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 20,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	$21,355
15,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	17,600
400,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	426,189
300,000	Morgan Stanley, 4.300%, 1/27/2045	380,424
120,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	120,606
15,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	15,818
15,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	17,017
15,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	16,199
10,000	Natwest Group PLC, Sub., 6.000%, 12/19/2023	11,365
10,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	10,771
45,000	Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 3.102%, 1/17/2023	47,357
130,000	Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	130,010
250,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	245,356
10,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	11,438
15,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	15,409
10,000	Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	11,411
	TOTAL	4,010,828
	Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	90,225
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	82,869
13,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	14,990
15,000	XLIT Ltd., Sub., 4.450%, 3/31/2025	17,113
	TOTAL	205,197
	Financial Institution - Finance Companies— 0.3%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	164,901
250,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	292,997
	TOTAL	457,898
	Financial Institution - Insurance - Life— 1.0%
200,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	215,324
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	418,717
25,000	American International Group, Inc., 4.500%, 7/16/2044	30,636
35,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	38,692
125,000	American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	146,595
220,000	Belrose Funding Trust, Sr. Unsecd. Note, 2.330%, 8/15/2030	225,313
10,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	10,445
275,000	Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	276,005
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	19,391
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	17,006
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	274,830
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	22,257
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	10,627
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Financial Institution - Insurance - Life— continued
$ 10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	$10,474
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	67,776
	TOTAL	1,784,088
	Financial Institution - Insurance - P&C— 0.2%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	12,639
65,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	110,775
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	62,540
205,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.950%, 4/22/2044	242,991
	TOTAL	428,945
	Financial Institution - REIT - Apartment— 0.2%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	65,322
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	20,830
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	199,982
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	76,587
	TOTAL	362,721
	Financial Institution - REIT - Healthcare— 0.1%
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	201,280
	Financial Institution - REIT - Office— 0.0%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	80,904
	Financial Institution - REIT - Other— 0.1%
105,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	118,634
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	82,982
	TOTAL	201,616
	Financial Institution - REIT - Retail— 0.2%
300,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	315,946
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	52,359
	TOTAL	368,305
	Supranational— 0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	31,575
	Technology— 0.7%
10,000	Apple, Inc., 3.850%, 5/4/2043	12,192
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	31,435
200,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	213,632
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	71,750
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	25,135
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	289,857
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	125,621
53,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	56,130
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	124,154
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	20,795
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	293,391
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 15,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	$17,976
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	10,568
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	69,503
	TOTAL	1,362,139
	Technology Services— 0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	5,473
	Transportation - Airlines— 0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	29,496
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	126,340
	TOTAL	155,836
	Transportation - Railroads— 0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	72,869
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	31,404
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	246,825
	TOTAL	351,098
	Transportation - Services— 0.3%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	21,086
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	23,587
25,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	25,343
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	71,668
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	214,798
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	140,674
	TOTAL	497,156
	Utility - Electric— 1.3%
70,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	83,265
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	94,025
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	356,260
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	173,831
280,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	323,195
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	188,468
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	223,697
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	104,171
10,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	10,036
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	122,488
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	39,208
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	275,891
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	194,745
300,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	297,862
	TOTAL	2,487,142
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Utility - Natural Gas— 0.4%
$ 50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	$50,718
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	68,353
445,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	518,298
15,000		Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	15,726
5,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	6,915
		TOTAL	660,010
		TOTAL CORPORATE BONDS (IDENTIFIED COST $23,023,126)	25,517,851
		U.S. TREASURIES— 1.7%
		Treasury Inflation-Indexed Note— 1.7%
172,467	[5]	U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2022	175,980
455,162		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2030	509,825
761,242		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2030	856,450
824,736		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2031	925,536
541,532		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	631,058
		TOTAL	3,098,849
		U.S. Treasury Note— 0.0%
25,000		United States Treasury Note, 2.125%, 9/30/2021	25,334
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,084,478)	3,124,183
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 1.1%
		Commercial Mortgage— 1.1%
190,000		Bank, Class A4, 3.488%, 11/15/2050	216,068
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	71,734
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.949%, 6/10/2046	206,323
60,549		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	62,838
396,742		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 5/25/2029	411,654
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	381,527
200,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.619%, 11/25/2045	208,361
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	222,400
50,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	57,011
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	101,820
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,853,375)	1,939,736
		ASSET-BACKED SECURITIES— 1.0%
		Auto Receivables— 0.2%
400,000		Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	413,316
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	ASSET-BACKED SECURITIES— continued
	Equipment Lease— 0.3%
$ 500,000	HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	$506,667
	Other— 0.2%
450,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	455,643
	Student Loans— 0.3%
500,000	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	503,597
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,849,723)	1,879,223
	MORTGAGE-BACKED SECURITIES— 0.4%
	Federal Home Loan Mortgage Corporation— 0.0%
39,742	Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	43,906
	Federal National Mortgage Association— 0.4%
8,558	Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	9,977
1,145	Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	1,318
32,189	Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	35,588
55,822	Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	61,745
41,775	Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	47,226
24,458	Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	26,227
30,537	Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	32,735
22,479	Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	24,126
41,236	Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	44,567
18,100	Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	19,092
27,644	Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	29,445
24,613	Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	26,241
26,824	Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	28,218
22,127	Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	23,749
42,051	Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	44,578
21,421	Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	23,151
30,524	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	35,148
33,239	Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	37,213
36,967	Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	39,628
43,270	Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	45,635
	TOTAL	635,607
	Government National Mortgage Association— 0.0%
22,161	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	24,219
15,829	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	17,459
	TOTAL	41,678
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $676,999)	721,191
	MUNICIPAL BONDS— 0.2%
200,000	New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2019D), 4.000%, 2/15/2037	240,410
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS— continued
$ 30,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030	$38,223
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $273,731)	278,633
		GOVERNMENT AGENCY— 0.1%
		Federal National Mortgage Association— 0.1%
250,000		Federal National Mortgage Association Notes, 0.625%, 4/22/2025 (IDENTIFIED COST $249,564)	252,621
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.0%
		Federal Home Loan Mortgage Corporation— 0.0%
373		Federal Home Loan Mortgage Corp. REMIC, Series 1311, Class K, 7.000%, 7/15/2022	388
434		Federal Home Loan Mortgage Corp. REMIC, Series 1384, Class D, 7.000%, 9/15/2022	451
2,881		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	3,301
		TOTAL	4,140
		Federal National Mortgage Association— 0.0%
1,421	[3]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	1,509
615		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	652
		TOTAL	2,161
		Non-Agency Mortgage— 0.0%
187	[6]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.268%, 3/25/2031	189
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,122)	6,490
		EXCHANGE-TRADED FUNDS— 11.7%
125,100		iShares Core MSCI Emerging Markets ETF	7,985,133
188,500		iShares MSCI EAFE ETF	13,645,515
		Total Exchange-Traded Funds (IDENTIFIED COST $20,165,816)	21,630,648
		INVESTMENT COMPANIES— 15.3%
432,071		Bank Loan Core Fund	4,160,848
336,087		Emerging Markets Core Fund	3,468,414
272,844		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[7]	272,844
3,892,398		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[7]	3,893,566
741,383		Federated Mortgage Core Portfolio	7,465,725
906,504		High Yield Bond Portfolio	5,738,170
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	INVESTMENT COMPANIES— continued
357,415	Project and Trade Finance Core Fund	$3,152,399
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $28,270,985)	28,151,966
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $160,464,430)[8]	184,742,003
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[9]	(131,242)
	TOTAL NET ASSETS—100%	$184,610,761
At January 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Note 2-Year Long Futures	67	$14,805,430	March 2021	$12,945
[1]United States Treasury Long Bond Long Futures	1	$168,719	March 2021	$(3,315)
[1]United States Treasury Note 10-Year Long Futures	8	$1,096,250	March 2021	$(5,440)
Short Futures:
[1]United States Treasury Note 5-Year Short Futures	22	$2,769,250	March 2021	$245
[1]United States Treasury Note 10-Year Ultra Short Futures	12	$1,845,938	March 2021	$2,848
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$7,283
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
Affiliates	Value as of 7/31/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$2,617,248	$3,383,194	$(1,970,000)
Emerging Markets Core Fund	$3,240,602	$1,522,545	$(1,391,880)
Federated Hermes Government Obligations Fund, Premier Shares*	$1,431,638	$38,389,335	$(39,548,129)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$5,427,864	$22,404,474	$(23,937,863)
Federated Mortgage Core Portfolio	$11,545,574	$1,626,410	$(5,620,410)
High Yield Bond Portfolio	$3,878,566	$2,821,698	$(1,086,000)
Project and Trade Finance Core Fund	$2,538,696	$600,694	$—
TOTAL OF AFFILIATED TRANSACTIONS	$30,680,188	$70,748,350	$(73,554,282)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2021	Shares Held as of 1/31/2021	Dividend Income
$78,202	$52,204	$4,160,848	432,071	$70,126
$2,712	$94,435	$3,468,414	336,087	$101,063
N/A	N/A	$272,844	272,844	$339
$(106)	$(803)	$3,893,566	3,892,398	$2,128
$(97,209)	$11,360	$7,465,725	741,383	$137,497
$68,306	$55,600	$5,738,170	906,504	$126,099
$13,009	$—	$3,152,399	357,415	$46,556
$64,914	$212,796	$28,151,966	6,938,702	$483,808

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Perpetual Bond Security. The maturity date reflects the next call date.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
7	7-day net yield.
8	Also represents cost of investments for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$100,542,680	$—	$—	$100,542,680
International	696,781	—	—	696,781
Debt Securities:
Corporate Bonds	—	25,517,851	—	25,517,851
U.S. Treasuries	—	3,124,183	—	3,124,183
Commercial Mortgage-Backed Securities	—	1,939,736	—	1,939,736
Asset-Backed Securities	—	1,879,223	—	1,879,223
Mortgage-Backed Securities	—	721,191	—	721,191
Municipal Bonds	—	278,633	—	278,633
Government Agencies	—	252,621	—	252,621
Collateralized Mortgage Obligations	—	6,490	—	6,490
Exchange-Traded Funds	21,630,648	—	—	21,630,648
Investment Companies[1]	24,999,567	—	—	28,151,966
TOTAL SECURITIES	$147,869,676	$33,719,928	$—	$184,742,003
Other Financial Instruments:[2]
Assets	$16,038	$—	$—	$16,038
Liabilities	(8,755)	—	—	(8,755)
TOTAL OTHER FINANCIAL INSTRUMENTS	$7,283	$—	$—	$7,283

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,152,399 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column.
The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$19.59	$18.71	$19.59	$17.74	$16.52	$16.83
Income From Investment Operations:
Net investment income (loss)[1]	0.08	0.19	0.25	0.21	0.26	0.24
Net realized and unrealized gain (loss)	1.85	1.46	0.57	1.89	1.23	(0.31)
Total From Investment Operations	1.93	1.65	0.82	2.10	1.49	(0.07)
Less Distributions:
Distributions from net investment income	(0.07)	(0.24)	(0.19)	(0.25)	(0.27)	(0.24)
Distributions from net realized gain	(0.80)	(0.53)	(1.51)	—	—	—
Total Distributions	(0.87)	(0.77)	(1.70)	(0.25)	(0.27)	(0.24)
Net Asset Value, End of Period	$20.65	$19.59	$18.71	$19.59	$17.74	$16.52
Total Return[2]	9.85%	9.08%	5.28%	11.91%	9.11%	(0.37)%
Ratios to Average Net Assets:
Net expenses[3]	1.31%[4]	1.31%	1.31%	1.32%	1.26%	1.30%
Net investment income	0.80%[4]	1.04%	1.35%	1.11%	1.51%	1.51%
Expense waiver/reimbursement[5]	0.05%[4]	0.07%	0.08%	0.06%	0.15%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$104,763	$95,559	$84,243	$61,553	$61,405	$61,245
Portfolio turnover	37%	152%	92%	89%	82%	98%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$19.35	$18.50	$19.31	$17.49	$16.30	$16.59
Income From Investment Operations:
Net investment income (loss)[1]	0.00[2]	0.05	0.11	0.06	0.13	0.12
Net realized and unrealized gain (loss)	1.82	1.43	0.59	1.87	1.20	(0.31)
Total From Investment Operations	1.82	1.48	0.70	1.93	1.33	(0.19)
Less Distributions:
Distributions from net investment income	—	(0.10)	(0.00)[2]	(0.11)	(0.14)	(0.10)
Distributions from net realized gain	(0.80)	(0.53)	(1.51)	—	—	—
Total Distributions	(0.80)	(0.63)	(1.51)	(0.11)	(0.14)	(0.10)
Net Asset Value, End of Period	$20.37	$19.35	$18.50	$19.31	$17.49	$16.30
Total Return[3]	9.43%	8.25%	4.54%	11.09%	8.23%	(1.10)%
Ratios to Average Net Assets:
Net expenses[4]	2.06%[5]	2.06%	2.06%	2.07%	2.01%	2.05%
Net investment income	0.05%[5]	0.29%	0.60%	0.35%	0.75%	0.76%
Expense waiver/reimbursement[6]	0.06%[5]	0.09%	0.10%	0.04%	0.13%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,829	$15,043	$15,492	$27,577	$29,007	$29,152
Portfolio turnover	37%	152%	92%	89%	82%	98%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$19.67	$18.78	$19.64	$17.79	$16.57	$16.87
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.24	0.30	0.26	0.30	0.28
Net realized and unrealized gain (loss)	1.84	1.46	0.58	1.89	1.23	(0.30)
Total From Investment Operations	1.95	1.70	0.88	2.15	1.53	(0.02)
Less Distributions:
Distributions from net investment income	(0.11)	(0.28)	(0.23)	(0.30)	(0.31)	(0.28)
Distributions from net realized gain	(0.80)	(0.53)	(1.51)	—	—	—
Total Distributions	(0.91)	(0.81)	(1.74)	(0.30)	(0.31)	(0.28)
Net Asset Value, End of Period	$20.71	$19.67	$18.78	$19.64	$17.79	$16.57
Total Return[2]	9.94%	9.33%	5.61%	12.15%	9.36%	(0.07)%
Ratios to Average Net Assets:
Net expenses[3]	1.06%[4]	1.06%	1.06%	1.07%	1.00%	1.05%
Net investment income	1.05%[4]	1.29%	1.62%	1.35%	1.77%	1.76%
Expense waiver/reimbursement[5]	0.05%[4]	0.07%	0.08%	0.02%	0.12%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,201	$54,440	$53,035	$54,358	$39,136	$47,757
Portfolio turnover	37%	152%	92%	89%	82%	98%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017[1]	2016
Net Asset Value, Beginning of Period	$19.61	$18.74	$19.62	$17.76	$16.49	$16.80
Income From Investment Operations:
Net investment income (loss)[2]	0.11	0.24	0.27	0.26	0.28	0.20
Net realized and unrealized gain (loss)	1.85	1.44	0.60	1.90	1.24	(0.31)
Total From Investment Operations	1.96	1.68	0.87	2.16	1.52	(0.11)
Less Distributions:
Distributions from net investment income	(0.10)	(0.28)	(0.24)	(0.30)	(0.25)	(0.20)
Distributions from net realized gain	(0.80)	(0.53)	(1.51)	—	—	—
Total Distributions	(0.90)	(0.81)	(1.75)	(0.30)	(0.25)	(0.20)
Net Asset Value, End of Period	$20.67	$19.61	$18.74	$19.62	$17.76	$16.49
Total Return[3]	10.02%	9.26%	5.56%	12.24%	9.32%	(0.59)%
Ratios to Average Net Assets:
Net expenses[4]	1.05%[5]	1.05%	1.05%	1.06%	1.05%	1.56%
Net investment income	1.07%[5]	1.29%	1.40%	1.36%	1.64%	1.27%
Expense waiver/reimbursement[6]	0.02%[5]	0.03%	0.06%	0.02%	0.06%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,817	$1,516	$3,165	$12,178	$10,439	$577
Portfolio turnover	37%	152%	92%	89%	82%	98%

1	Effective September 1, 2016, the Fund’s Class R Shares were redesignated as Class R6 Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $253,410 of securities loaned and $28,151,966 of investment in affiliated holdings* (identified cost $160,464,430)	$184,742,003
Cash	549
Cash denominated in foreign currencies (identified cost $3,315)	3,639
Income receivable	292,917
Income receivable from affiliated holdings	80,872
Receivable for investments sold	734,331
Receivable for shares sold	132,301
Receivable for variation margin on futures contracts	5,656
Total Assets	185,992,268
Liabilities:
Payable for investments purchased	803,847
Payable for shares redeemed	104,152
Payable for collateral due to broker for securities lending	272,844
Payable for investment adviser fee (Note 5)	11,499
Payable for administrative fee (Note 5)	1,200
Payable for auditing fees	16,229
Payable for custodian fees	19,438
Payable for transfer agent fees	25,455
Payable for distribution services fee (Note 5)	10,249
Payable for other service fees (Notes 2 and 5)	51,250
Accrued expenses (Note 5)	65,344
Total Liabilities	1,381,507
Net assets for 8,941,967 shares outstanding	$184,610,761
Net Assets Consist of:
Paid-in capital	$157,593,557
Total distributable earnings (loss)	27,017,204
Total Net Assets	$184,610,761
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($104,763,390 ÷ 5,074,010 shares outstanding), no par value, unlimited shares authorized	$20.65
Offering price per share (100/94.50 of $20.65)	$21.85
Redemption proceeds per share	$20.65
Class C Shares:
Net asset value per share ($15,829,423 ÷ 777,184 shares outstanding), no par value, unlimited shares authorized	$20.37
Offering price per share	$20.37
Redemption proceeds per share (99.00/100 of $20.37)	$20.17
Institutional Shares:
Net asset value per share ($62,200,656 ÷ 3,002,855 shares outstanding), no par value, unlimited shares authorized	$20.71
Offering price per share	$20.71
Redemption proceeds per share	$20.71
Class R6 Shares:
Net asset value per share ($1,817,292 ÷ 87,918 shares outstanding), no par value, unlimited shares authorized	$20.67
Offering price per share	$20.67
Redemption proceeds per share	$20.67

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Dividends (including $483,469 received from affiliated holdings*)	$1,351,575
Interest	506,253
Net income on securities loaned (includes $339 earned from affiliated holdings* related to cash collateral balances) (Note 2)	6,959
TOTAL INCOME	1,864,787
Expenses:
Investment adviser fee (Note 5)	660,449
Administrative fee (Note 5)	69,895
Custodian fees	34,154
Transfer agent fees (Note 2)	76,738
Directors’/Trustees’ fees (Note 5)	1,077
Auditing fees	17,729
Legal fees	5,049
Portfolio accounting fees	55,758
Distribution services fee (Note 5)	58,253
Other service fees (Notes 2 and 5)	139,813
Share registration costs	33,177
Printing and postage	16,880
Miscellaneous (Note 5)	17,091
TOTAL EXPENSES	1,186,063
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(18,412)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(26,383)
TOTAL WAIVER AND REIMBURSEMENTS	(44,795)
Net expenses	1,141,268
Net investment income	723,519
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized gain of $212,796 on sales of investments in affiliated holdings*)	$7,314,424
Net realized loss on futures contracts	(97,581)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $64,914 of investments in affiliated holdings*)	8,518,129
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	299
Net change in unrealized appreciation of futures contracts	(10,298)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	15,724,973
Change in net assets resulting from operations	$16,448,492

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$723,519	$1,653,661
Net realized gain (loss)	7,216,843	4,438,996
Net change in unrealized appreciation/depreciation	8,508,130	7,120,161
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,448,492	13,212,818
Distributions to Shareholders:
Class A Shares	(4,237,449)	(3,813,305)
Class C Shares	(600,829)	(539,280)
Institutional Shares	(2,568,687)	(2,518,867)
Class R6 Shares	(74,229)	(108,342)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,481,194)	(6,979,794)
Share Transactions:
Proceeds from sale of shares	13,666,339	29,726,646
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Balanced Allocation Fund	—	11,298,197
Net asset value of shares issued to shareholders in payment of distributions declared	7,145,158	6,622,021
Cost of shares redeemed	(11,726,627)	(43,256,472)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,084,870	4,390,392
Change in net assets	18,052,168	10,623,416
Net Assets:
Beginning of period	166,558,593	155,935,177
End of period	$184,610,761	$166,558,593
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
On November 15, 2019, the Fund acquired all of the net assets of PNC Balanced Allocation Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class A Shares exchanged, a shareholder received 0.616 shares of the Fund’s Class A Shares.
For every one share of the Acquired Fund’s Class C Shares exchanged, a shareholder received 0.609 shares of the Fund’s Class C Shares.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 0.610 shares of the Fund’s Institutional Shares.
The Fund received net assets from the Acquired Fund as a result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
593,132	$11,298,197	$2,170,935	$154,177,771	$165,475,968

1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
Semi-Annual Shareholder Report

Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2020, were as follows:
Net investment income	$1,721,772
Net realized and unrealized gain on investments	11,959,769
Net increase in net assets resulting from operations	$13,681,541
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund’s Statement of Changes in Net Assets as of July 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
Semi-Annual Shareholder Report

described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown
Semi-Annual Shareholder Report

gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $44,795 is disclosed in various locations in Note 2 and Note 5. For the six months ended January 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$47,546	$(16,246)
Class C Shares	7,077	(3,087)
Institutional Shares	21,785	(7,050)
Class R6 Shares	330	—
TOTAL	$76,738	$(26,383)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$120,447
Class C Shares	19,366
TOTAL	$139,813
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $12,972,060 and $2,481,952, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$253,410	$272,844
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$7,283*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(97,581)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(10,298)
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	312,667	$6,357,718	602,633	$11,030,108
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	425,056	8,093,068
Shares issued to shareholders in payment of distributions declared	194,924	3,995,498	191,088	3,554,535
Shares redeemed	(312,115)	(6,352,838)	(842,124)	(15,137,260)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	195,476	$4,000,378	376,653	$7,540,451
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	75,409	$1,502,963	156,794	$2,848,857
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	24,943	468,430
Shares issued to shareholders in payment of distributions declared	27,279	549,947	26,632	488,464
Shares redeemed	(103,101)	(2,049,573)	(268,255)	(4,750,816)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(413)	$3,337	(59,886)	$(945,065)
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	272,521	$5,594,792	806,718	$15,223,232
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	143,133	2,736,699
Shares issued to shareholders in payment of distributions declared	122,521	2,525,489	132,428	2,472,322
Shares redeemed	(160,501)	(3,256,067)	(1,138,214)	(21,041,358)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	234,541	$4,864,214	(55,935)	$(609,105)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	10,415	$210,866	33,882	$624,449
Shares issued to shareholders in payment of distributions declared	3,611	74,224	5,727	106,700
Shares redeemed	(3,392)	(68,149)	(131,269)	(2,327,038)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	10,634	$216,941	(91,660)	$(1,595,889)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	440,238	$9,084,870	169,172	$4,390,392
4. FEDERAL TAX INFORMATION
At January 31, 2021, the cost of investments for federal tax purposes was $160,464,430. The net unrealized appreciation of investments for federal tax purposes was $24,284,856. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,930,800 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,645,944. The amounts presented are inclusive of derivative contracts.
At July 31, 2020, for federal income tax purposes, the Fund had $19,328 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2021, the Adviser voluntarily waived $16,861 of its fee and voluntarily reimbursed $26,383 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2021, the Adviser reimbursed $1,551.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2021, the Sub-Adviser earned a fee of $75,545.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$58,253
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2021, FSC retained $6,126 of fees paid by the Fund. For the six months ended January 31, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2021, FSC retained $6,987 in sales charges from the sale of Class A Shares. FSC also retained $2,000 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2021, FSSC received $7,564 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.06%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2021, were as follows:
Purchases	$55,272,945
Sales	$52,885,510
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
Semi-Annual Shareholder Report

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,098.50	$6.93
Class C Shares	$1,000	$1,094.30	$10.87
Institutional Shares	$1,000	$1,099.40	$5.61
Class R6 Shares	$1,000	$1,100.20	$5.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$6.67
Class C Shares	$1,000	$1,014.82	$10.46
Institutional Shares	$1,000	$1,019.86	$5.40
Class R6 Shares	$1,000	$1,019.91	$5.35

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.31%
Class C Shares	2.06%
Institutional Shares	1.06%
Class R6 Shares	1.05%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated MDT Balanced Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MDT BALANCED FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) and the investment subadvisory between the Adviser and Federated Investment Management Company with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the
Semi-Annual Shareholder Report

year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Semi-Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the three-year and five-year periods was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to its Expense Peer Group are relevant in judging the reasonableness of advisory fees, the Fund’s quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund’s advisory fee was above the median of its Expense Peer Group range, the funds in the Expense Peer Group varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Expense Peer Group.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that mon-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Semi-Annual Shareholder Report

Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Balanced Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes MDT Balanced Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
36354 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	A | QALGX	B | QBLGX	C | QCLGX	Institutional | QILGX

Federated Hermes MDT Large Cap Growth Fund
(formerly, Federated MDT Large Cap Growth Fund)
Fund Established 2005

A Portfolio of Federated Hermes MDT Series
(formerly, Federated MDT Series)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	45.1%
Consumer Discretionary	16.4%
Health Care	14.5%
Communication Services	10.4%
Industrials	4.5%
Consumer Staples	3.2%
Financials	2.4%
Materials	0.9%
Real Estate	0.5%
Cash Equivalents[2]	1.7%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS— 97.9%
		Communication Services— 10.4%
14,175		Activision Blizzard, Inc.	$1,289,925
4,637	[1]	Alphabet, Inc., Class A	8,473,468
910	[1]	Charter Communications, Inc.	552,880
17,303	[1]	Facebook, Inc.	4,469,884
56,532	[1]	MSG Networks, Inc.	976,308
3,381	[1]	Netflix, Inc.	1,800,010
4,975	[1]	Pinterest, Inc.	340,837
24,008	[1]	TripAdvisor, Inc.	743,528
		TOTAL	18,646,840
		Consumer Discretionary— 16.4%
2,774	[1]	Amazon.com, Inc.	8,893,999
687	[1]	AutoZone, Inc.	768,320
2,665		Dollar General Corp.	518,636
6,444		Domino’s Pizza, Inc.	2,389,177
24,530		eBay, Inc.	1,386,190
5,929	[1]	Etsy, Inc.	1,180,405
7,988		Home Depot, Inc.	2,163,310
16,071		Lowe’s Cos., Inc.	2,681,446
4,005		McDonald’s Corp.	832,399
9,176		Nike, Inc., Class B	1,225,822
4,052	[1]	O’Reilly Automotive, Inc.	1,724,004
3,286		Starbucks Corp.	318,118
4,983	[1]	Tesla, Inc.	3,954,160
2,144		Tractor Supply Co.	303,891
9,664		Yum! Brands, Inc.	980,799
		TOTAL	29,320,676
		Consumer Staples— 3.2%
11,767		Church and Dwight, Inc.	993,488
2,239		Clorox Co.	468,981
4,590		Costco Wholesale Corp.	1,617,653
11,557		Energizer Holdings, Inc.	506,659
15,326		Flowers Foods, Inc.	351,885
4,807		Hershey Foods Corp.	699,130
7,233		PepsiCo, Inc.	987,811
		TOTAL	5,625,607
		Financials— 2.4%
7,831	[1]	Arch Capital Group Ltd.	245,972
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
6,508		MSCI, Inc., Class A	$2,572,612
1,238		S&P Global, Inc.	392,446
7,205		The Travelers Cos., Inc.	982,042
		TOTAL	4,193,072
		Health Care— 14.5%
5,829		Abbott Laboratories	720,406
13,904		AbbVie, Inc.	1,424,882
11,452		Amgen, Inc.	2,764,856
2,056		Anthem, Inc.	610,591
16,873	[1]	Avantor, Inc.	497,585
3,048	[1]	Davita, Inc.	357,744
11,424		Eli Lilly & Co.	2,375,849
20,399	[1]	Hologic, Inc.	1,626,412
5,821	[1]	Horizon Therapeutics PLC	421,906
1,488		Humana, Inc.	570,068
1,610	[1]	IDEXX Laboratories, Inc.	770,675
3,278	[1]	IQVIA Holdings, Inc.	582,828
2,078	[1]	Jazz Pharmaceuticals PLC.	323,129
30,812		Merck & Co., Inc.	2,374,681
667	[1]	Mettler-Toledo International, Inc.	779,123
2,850	[1]	Moderna, Inc.	493,506
1,468	[1]	Molina Healthcare, Inc.	313,579
11,995	[1]	SAGE Therapeutics, Inc.	967,397
3,185	[1]	Seagen, Inc.	523,200
1,726		UnitedHealth Group, Inc.	575,759
7,207	[1]	Veeva Systems, Inc.	1,992,303
6,123	[1]	Vertex Pharmaceuticals, Inc.	1,402,657
4,841	[1]	Waters Corp.	1,281,267
14,266		Zoetis, Inc.	2,200,531
		TOTAL	25,950,934
		Industrials— 4.5%
50,485		Carrier Global Corp.	1,943,672
8,188		Flowserve Corp.	291,165
2,213		Hubbell, Inc.	344,343
22,504	[1]	IAA Spinco, Inc.	1,285,879
183,537		KAR Auction Services, Inc.	3,388,093
4,611		Verisk Analytics, Inc.	846,119
		TOTAL	8,099,271
		Information Technology— 45.1%
6,478	[1]	Adobe, Inc.	2,971,912
152,752		Apple, Inc.	20,157,154
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
5,329		Applied Materials, Inc.	$515,208
2,831	[1]	Arista Networks, Inc.	870,702
1,018	[1]	Autodesk, Inc.	282,424
9,783		Booz Allen Hamilton Holding Corp.	833,218
5,084		Broadcom, Inc.	2,290,342
22,613	[1]	Cadence Design Systems, Inc.	2,948,509
10,965	[1]	Crowdstrike Holdings, Inc.	2,366,247
2,477	[1]	Dell Technologies, Inc.	180,549
2,205	[1]	Elastic N.V.	335,072
4,838	[1]	EPAM Systems, Inc.	1,666,352
12,570	[1]	Fortinet, Inc.	1,819,507
4,714	[1]	GoDaddy, Inc.	370,426
2,415	[1]	HubSpot, Inc.	898,863
4,394		Intuit, Inc.	1,587,245
3,164	[1]	Keysight Technologies, Inc.	447,991
10,143		Mastercard, Inc.	3,208,129
55,751		Microsoft Corp.	12,932,002
7,439		NVIDIA Corp.	3,865,230
1,441	[1]	Okta, Inc.	373,233
5,667		Oracle Corp.	342,457
2,721	[1]	Palo Alto Networks, Inc.	954,391
16,845		Paychex, Inc.	1,470,905
4,483	[1]	Paylocity Corp.	840,383
18,607	[1]	PayPal Holdings, Inc.	4,359,806
26,327		Qualcomm, Inc.	4,114,384
1,457	[1]	Salesforce.com, Inc.	328,641
7,492	[1]	ServiceNow, Inc.	4,069,355
4,463	[1]	Square, Inc.	963,829
515	[1]	Synopsys, Inc.	131,557
621	[1]	Trade Desk, Inc./The	475,680
3,326	[1]	Workday, Inc.	756,765
2,601	[1]	Zoom Video Communications, Inc.	967,754
		TOTAL	80,696,222
		Materials— 0.9%
2,413		Sherwin-Williams Co.	1,669,313
		Real Estate— 0.5%
7,215		Coresite Realty Corp.	969,985
		TOTAL COMMON STOCKS (IDENTIFIED COST $105,365,775)	175,171,920
Semi-Annual Shareholder Report
4

Shares		Value
	INVESTMENT COMPANY— 1.7%
3,095,975	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[2] (IDENTIFIED COST $3,096,756)	$3,096,903
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $108,462,531)[3]	178,268,823
	OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	695,080
	TOTAL NET ASSETS—100%	$178,963,903
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2020	$640,284	$3,806,381	$4,446,665
Purchases at Cost	$1,450,332	$24,419,780	$25,870,112
Proceeds from Sales	$(2,090,616)	$(25,128,249)	$(27,218,865)
Change in Unrealized Appreciation/ Depreciation	N/A	$(2,736)	$(2,736)
Net Realized Gain/(Loss)	N/A	$1,727	$1,727
Value as of 1/31/2021	$—	$3,096,903	$3,096,903
Shares Held as of 1/31/2021	—	3,095,975	3,095,975
Dividend Income	$129	$2,121	$2,250

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report
5

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At January 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.03	$20.81	$20.66	$17.46	$15.18	$17.64
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.04)	(0.05)	(0.07)	0.01	0.04
Net realized and unrealized gain (loss)	3.52	5.37	2.01	4.67	2.36	(0.70)
Total From Investment Operations	3.49	5.33	1.96	4.60	2.37	(0.66)
Less Distributions:
Distributions from net realized gain	(2.10)	(1.11)	(1.81)	(1.40)	(0.09)	(1.80)
Net Asset Value, End of Period	$26.42	$25.03	$20.81	$20.66	$17.46	$15.18
Total Return[2]	14.24%	26.91%	11.28%	27.38%	15.66%	(3.62)%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	1.11%	1.48%	1.52%	1.52%	1.50%
Net investment income (loss)	(0.25)%[4]	(0.19)%	(0.27)%	(0.38)%	0.02%	0.28%
Expense waiver/reimbursement[5]	0.38%[4]	0.30%	0.00%[6]	0.02%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,697	$93,740	$67,513	$59,355	$49,794	$45,661
Portfolio turnover	18%	220%	97%	104%	104%	69%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$22.13	$18.66	$18.85	$16.16	$14.16	$16.71
Income From Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.18)	(0.18)	(0.20)	(0.11)	(0.07)
Net realized and unrealized gain (loss)	3.10	4.76	1.80	4.29	2.20	(0.68)
Total From Investment Operations	2.98	4.58	1.62	4.09	2.09	(0.75)
Less Distributions:
Distributions from net realized gain	(2.10)	(1.11)	(1.81)	(1.40)	(0.09)	(1.80)
Net Asset Value, End of Period	$23.01	$22.13	$18.66	$18.85	$16.16	$14.16
Total Return[2]	13.79%	25.95%	10.51%	26.38%	14.81%	(4.41)%
Ratios to Average Net Assets:
Net expenses[3]	1.74%[4]	1.90%	2.23%	2.27%	2.27%	2.25%
Net investment income (loss)	(1.00)%[4]	(0.96)%	(1.02)%	(1.13)%	(0.71)%	(0.49)%
Expense waiver/reimbursement[5]	0.38%[4]	0.27%	0.00%[6]	0.02%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,156	$9,662	$12,612	$14,432	$13,654	$14,925
Portfolio turnover	18%	220%	97%	104%	104%	69%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$21.43	$18.10	$18.35	$15.76	$13.81	$16.34
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.17)	(0.18)	(0.19)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	3.00	4.61	1.74	4.18	2.15	(0.67)
Total From Investment Operations	2.89	4.44	1.56	3.99	2.04	(0.73)
Less Distributions:
Distributions from net realized gain	(2.10)	(1.11)	(1.81)	(1.40)	(0.09)	(1.80)
Net Asset Value, End of Period	$22.22	$21.43	$18.10	$18.35	$15.76	$13.81
Total Return[2]	13.82%	25.99%	10.46%	26.42%	14.82%	(4.39)%
Ratios to Average Net Assets:
Net expenses[3]	1.74%[4]	1.88%	2.23%	2.27%	2.27%	2.25%
Net investment income (loss)	(1.00)%[4]	(0.95)%	(1.03)%	(1.13)%	(0.72)%	(0.46)%
Expense waiver/reimbursement[5]	0.38%[4]	0.29%	0.00%[6]	0.02%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,422	$14,536	$12,445	$10,685	$9,672	$10,052
Portfolio turnover	18%	220%	97%	104%	104%	69%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$26.39	$21.83	$21.52	$18.10	$15.69	$18.13
Income From Investment Operations:
Net investment income (loss)[1]	0.01	0.03	(0.01)	(0.03)	0.05	0.08
Net realized and unrealized gain (loss)	3.71	5.64	2.13	4.85	2.45	(0.72)
Total From Investment Operations	3.72	5.67	2.12	4.82	2.50	(0.64)
Less Distributions:
Distributions from net realized gain	(2.10)	(1.11)	(1.81)	(1.40)	(0.09)	(1.80)
Net Asset Value, End of Period	$28.01	$26.39	$21.83	$21.52	$18.10	$15.69
Total Return[2]	14.38%	27.22%	11.59%	27.65%	15.98%	(3.40)%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.81%	1.22%	1.27%	1.27%	1.25%
Net investment income (loss)	0.05%[4]	0.13%	(0.04)%	(0.14)%	0.27%	0.52%
Expense waiver/reimbursement[5]	0.37%[4]	0.34%	0.00%[6]	0.02%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,689	$90,113	$37,076	$11,966	$7,649	$7,469
Portfolio turnover	18%	220%	97%	104%	104%	69%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $3,096,903 of investments in an affiliated holding* (identified cost $108,462,531)	$178,268,823
Cash	101
Income receivable	56,978
Income receivable from an affiliated holding	194
Receivable for investments sold	1,022,287
Receivable for shares sold	627,995
Total Assets	179,976,378
Liabilities:
Payable for investments purchased	568,660
Payable for shares redeemed	262,288
Payable for investment adviser fee (Note 5)	5,645
Payable for administrative fee (Note 5)	1,166
Payable for portfolio accounting fees	44,005
Payable for transfer agent fees	33,082
Payable for distribution services fee (Note 5)	16,609
Payable for other service fees (Notes 2 and 5)	52,080
Accrued expenses (Note 5)	28,940
Total Liabilities	1,012,475
Net assets for 6,839,937 shares outstanding	$178,963,903
Net Assets Consist of:
Paid-in capital	$91,294,169
Total distributable earnings (loss)	87,669,734
Total Net Assets	$178,963,903
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($105,696,724 ÷ 4,000,252 shares outstanding), no par value, unlimited shares authorized	$26.42
Offering price per share (100/94.50 of $26.42)	$27.96
Redemption proceeds per share	$26.42
Class B Shares:
Net asset value per share ($9,156,290 ÷ 397,872 shares outstanding), no par value, unlimited shares authorized	$23.01
Offering price per share	$23.01
Redemption proceeds per share (94.50/100 of $23.01)	$21.74
Class C Shares:
Net asset value per share ($16,422,370 ÷ 739,127 shares outstanding), no par value, unlimited shares authorized	$22.22
Offering price per share	$22.22
Redemption proceeds per share (99.00/100 of $22.22)	$22.00
Institutional Shares:
Net asset value per share ($47,688,519 ÷ 1,702,686 shares outstanding), no par value, unlimited shares authorized	$28.01
Offering price per share	$28.01
Redemption proceeds per share	$28.01

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Dividends (including $2,121 received from an affiliated holding*)	$699,493
Net income on securities loaned (includes $129 earned from an affiliated holding* related to cash collateral balances (Note 2))	368
TOTAL INCOME	699,861
Expenses:
Investment adviser fee (Note 5)	692,071
Administrative fee (Note 5)	72,246
Custodian fees	16,731
Transfer agent fees	111,048
Directors’/Trustees’ fees (Note 5)	1,111
Auditing fees	14,503
Legal fees	5,050
Portfolio accounting fees	48,175
Distribution services fee (Note 5)	95,417
Other service fees (Notes 2 and 5)	158,089
Share registration costs	34,344
Printing and postage	22,865
Miscellaneous (Note 5)	15,392
TOTAL EXPENSES	1,287,042
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(346,172)
TOTAL WAIVER AND REIMBURSEMENT	(346,172)
Net expenses	940,870
Net investment income (loss)	(241,009)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $1,727 on sales of investments in an affiliated holding*)	19,253,483
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(2,736) on investments in an affiliated holding*)	5,917,572
Net realized and unrealized gain (loss) on investments	25,171,055
Change in net assets resulting from operations	$24,930,046

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(241,009)	$(285,104)
Net realized gain (loss)	19,253,483	12,827,359
Net change in unrealized appreciation/depreciation	5,917,572	31,352,658
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,930,046	43,894,913
Distributions to Shareholders:
Class A Shares	(7,852,771)	(4,102,840)
Class B Shares	(806,820)	(700,438)
Class C Shares	(1,466,534)	(770,197)
Institutional Shares	(3,474,993)	(3,849,963)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,601,118)	(9,423,438)
Share Transactions:
Proceeds from sale of shares	17,870,408	25,421,100
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor Large Cap Growth Fund	—	101,740,899
Net asset value of shares issued to shareholders in payment of distributions declared	12,716,551	8,888,859
Cost of shares redeemed	(71,002,017)	(92,117,585)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,415,058)	43,933,273
Change in net assets	(29,086,130)	78,404,748
Net Assets:
Beginning of period	208,050,033	129,645,285
End of period	$178,963,903	$208,050,033
See Notes which are an integral part of the Financial Statements
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14

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On November 15, 2019, the Fund acquired all of the net assets of PNC Multi-Factor Large Cap Growth Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class A Shares exchanged, a shareholder received 1.586 shares of the Fund’s Class A Shares.
For every one share of the Acquired Fund’s Class C Shares exchanged, a shareholder received 1.581 shares of the Fund’s Class C Shares.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 1.545 shares of the Fund’s Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,605,196	$101,740,899	$9,990,130	$117,706,237	$219,447,136

1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
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Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2020, were as follows:
Net investment income (loss)	$(26,688)
Net realized and unrealized gain on investments	47,081,335
Net increase in net assets resulting from operations	$47,054,647
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of earnings of the Acquired Fund that have been included in the Fund’s Statement of Change in Net Assets, as of July 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
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described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred
Semi-Annual Shareholder Report
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securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $346,172 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$126,283
Class B Shares	11,879
Class C Shares	19,927
TOTAL	$158,089
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next
Semi-Annual Shareholder Report
19

business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of January 31, 2021, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	359,475	$9,413,784	448,019	$9,256,462
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	703,729	14,926,094
Shares issued to shareholders in payment of distributions declared	282,938	7,231,879	185,136	3,734,190
Shares redeemed	(386,924)	(10,177,063)	(836,434)	(17,393,596)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	255,489	$6,468,600	500,450	$10,523,150
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	9,212	$208,988	18,918	$376,860
Shares issued to shareholders in payment of distributions declared	34,632	771,950	38,249	685,430
Shares redeemed	(82,582)	(1,898,335)	(296,608)	(5,312,408)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(38,738)	$(917,397)	(239,441)	$(4,250,118)
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20

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	104,728	$2,332,237	137,996	$2,411,329
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	18,359	337,996
Shares issued to shareholders in payment of distributions declared	67,645	1,455,733	43,943	762,414
Shares redeemed	(111,493)	(2,457,251)	(209,547)	(3,655,507)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	60,880	$1,330,719	(9,249)	$(143,768)
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	210,684	$5,915,399	609,210	$13,376,449
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	3,883,108	86,476,809
Shares issued to shareholders in payment of distributions declared	120,229	3,256,989	174,603	3,706,825
Shares redeemed	(2,042,949)	(56,469,368)	(2,950,847)	(65,756,074)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,712,036)	$(47,296,980)	1,716,074	$37,804,009
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,434,405)	$(40,415,058)	1,967,834	$43,933,273
4. FEDERAL TAX INFORMATION
At January 31, 2021, the cost of investments for federal tax purposes was $108,462,531. The net unrealized appreciation of investments for federal tax purposes was $69,806,292. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $70,495,955 and net unrealized depreciation from investments for those securities having an excess of cost over value of $689,663.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the Adviser voluntarily waived $344,990 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2021, the Adviser reimbursed $1,182.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$35,635
Class C Shares	59,782
TOTAL	$95,417
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2021, FSC retained $48,471 of fees paid by the Fund. For the six months ended January 31, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2021, FSC retained $4,487 in sales charges from the sale of Class A Shares. FSC also retained $2,176 and $219 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended January 31, 2021, FSSC received $23,481 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99%, 1.74%, 1.74% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2021, were as follows:
Purchases	$32,212,911
Sales	$86,712,267
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
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8. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,142.40	$5.35
Class B Shares	$1,000	$1,137.90	$9.38
Class C Shares	$1,000	$1,138.20	$9.38
Institutional Shares	$1,000	$1,143.80	$4.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.21	$5.04
Class B Shares	$1,000	$1,016.43	$8.84
Class C Shares	$1,000	$1,016.43	$8.84
Institutional Shares	$1,000	$1,021.48	$3.77

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Class B Shares	1.74%
Class C Shares	1.74%
Institutional Shares	0.74%
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Evaluation and Approval of Advisory Contract–May 2020
Federated MDT Large Cap Growth Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MDT LARGE CAP GROWTH FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the three-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to its Expense Peer Group are relevant in judging the reasonableness of advisory fees, the Fund’s quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund’s advisory fee was above the median of its Expense Peer Group range, the funds in the Expense Peer Group varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Expense Peer Group.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that mon-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation
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methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Large Cap Growth Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
39

Federated Hermes MDT Large Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
36353 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated Hermes MDT Small Cap Core Fund
(formerly, Federated MDT Small Cap Core Fund)
Fund Established 2005

A Portfolio of Federated Hermes MDT Series
(formerly, Federated MDT Series)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	20.7%
Financials	15.5%
Information Technology	15.2%
Industrials	15.1%
Consumer Discretionary	14.8%
Real Estate	5.3%
Materials	4.0%
Consumer Staples	2.7%
Communication Services	2.3%
Energy	1.7%
Utilities	1.7%
Securities Lending Collateral[2]	1.7%
Cash Equivalents[3]	1.4%
Other Assets and Liabilities—Net[4]	(2.1)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS— 99.0%
		Communication Services— 2.3%
143,140	[1,2]	AMC Networks, Inc.	$7,073,979
74,067	[1]	CarGurus, Inc.	2,166,460
230,538	[1]	Cars.com, Inc.	2,676,546
98,337	[1]	Consolidated Communications Holdings, Inc.	600,347
16,653	[1]	Iridium Communications, Inc.	820,493
174,685	[1]	Yelp, Inc.	5,692,984
		TOTAL	19,030,809
		Consumer Discretionary— 14.8%
191,988		Abercrombie & Fitch Co., Class A	4,429,163
33,042	[1]	Adient PLC	1,066,926
354,304	[1]	American Axle & Manufacturing Holdings, Inc.	3,121,418
17,511	[1]	American Public Education, Inc.	503,967
22,652	[1]	Asbury Automotive Group, Inc.	3,230,402
37,214	[2]	Bed Bath & Beyond, Inc.	1,314,771
27,806		Big Lots, Inc.	1,659,462
41,247		Bloomin Brands, Inc.	869,074
36,443		Bluegreen Vacations Holding Corp.	477,039
174,353	[1]	Boyd Gaming Corp.	7,873,781
112,567		Brinker International, Inc.	6,627,945
181,481		Camping World Holdings, Inc.	6,199,391
71,599	[1]	CROCs, Inc.	5,013,362
211,153	[1]	G-III Apparel Group Ltd.	5,709,577
15,803	[1]	GrowGeneration Corp.	682,532
51,076	[1]	Installed Building Products, Inc.	5,359,405
54,782		Jack in the Box, Inc.	5,157,177
180,029		Kontoor Brands, Inc.	6,502,647
76,156	[1]	Magnite, Inc.	2,638,044
41,404	[1]	Michaels COS, Inc.	641,762
323,241	[1]	Modine Manufacturing Co.	4,056,675
92,342		Movado Group, Inc.	1,907,786
10,718		Murphy USA, Inc.	1,335,141
57,086	[1]	National Vision Holdings, Inc.	2,647,078
62,693		ODP Corp./The	2,676,364
109,013	[1]	Perdoceo Education Corp.	1,289,624
102,696		Red Rock Resorts, Inc.	2,411,302
169,237		Rent-A-Center, Inc.	7,327,962
21,550	[1]	Shake Shack, Inc.	2,444,201
56,685		Shutterstock, Inc.	3,683,958
46,624		Sonic Automotive, Inc.	1,908,320
116,505	[1]	Sonos, Inc.	3,046,606
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
21,617	[1,2]	Stitch Fix, Inc.	$2,063,126
25,422		Tupperware Brands Corp.	764,694
18,424	[1,2]	Turtle Beach Corp.	550,878
8,405	[1]	Visteon Corp.	1,071,469
91,647	[1]	WW International, Inc.	2,434,144
29,853	[1,3]	XPEL, Inc.	1,433,243
150,708	[1]	YETI Holdings, Inc.	9,919,601
		TOTAL	122,050,017
		Consumer Staples— 2.7%
121,712	[2]	B&G Foods, Inc., Class A	4,634,793
187,418	[1]	BJ’s Wholesale Club Holdings, Inc.	7,884,675
57,731	[1]	Central Garden & Pet Co., Class A	2,251,509
3,948		Coca-Cola Bottling Co.	1,053,563
50,755	[1]	elf Beauty, Inc.	1,104,429
70,774	[1]	Hostess Brands, Inc.	1,086,381
23,116		Ingles Markets, Inc., Class A	1,099,397
30,660		Primo Water Corp.	473,697
67,693		SpartanNash Co.	1,253,674
77,006		Vector Group Ltd.	904,051
		TOTAL	21,746,169
		Energy— 1.7%
34,662	[1]	Bonanza Creek Energy, Inc.	716,117
111,305	[1]	Gulf Island Fabrication, Inc.	378,437
19,079		Nabors Industries Ltd.	1,362,622
318,144	[1]	Newpark Resources, Inc.	760,364
370,978	[1]	Oceaneering International, Inc.	3,134,764
765,919	[1]	Oil States International, Inc.	4,289,146
66,376		Ovintiv, Inc.	1,046,086
10,615	[1]	PDC Energy, Inc.	230,452
22,539	[1]	Renewable Energy Group, Inc.	2,019,494
		TOTAL	13,937,482
		Financials— 15.5%
29,171		1st Source Corp.	1,147,879
36,399		Argo Group International Holdings Ltd.	1,468,700
221,738		Artisan Partners Asset Management, Inc.	10,732,119
258,245		Brightsphere Investment Group, Inc.	4,733,631
54,706	[1]	BRP Group, Inc.	1,269,726
104,723		CNO Financial Group, Inc.	2,221,175
25,356		Cowen Group, Inc.	637,703
29,902	[1]	Customers Bancorp, Inc.	664,422
100,997		Donegal Group, Inc., Class A	1,400,828
48,387		Employers Holdings, Inc.	1,475,804
58,451		Financial Institutions, Inc.	1,337,943
437,904		First BanCorp	3,984,926
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
236,917		First Bancorp, Inc.	$8,069,393
145,788		First Foundation, Inc.	2,953,665
61,577		Flagstar Bancorp, Inc.	2,638,575
23,948	[1]	Focus Financial Partners, Inc.	1,139,446
19,613	[1]	Goosehead Insurance, Inc.	2,620,297
71,274	[1]	Green Dot Corp.	3,580,093
46,590		Heartland Financial USA, Inc.	1,987,529
120,688		HomeStreet, Inc.	4,393,043
110,084		Horace Mann Educators Corp.	4,311,990
38,484		Independent Bank Corp.- Michigan	706,566
707,766		Investors Bancorp, Inc.	8,146,387
23,541		Kinsale Capital Group, Inc.	4,415,350
130,181		Live Oak Bancshares, Inc.	5,191,618
215,531		Meridian Bancorp, Inc.	3,265,295
35,290	[1]	Mr. Cooper Group, Inc.	960,947
196,932		Northwest Bancshares, Inc.	2,510,883
48,307		Peapack-Gladstone Financial Corp.	1,136,181
41,539		PJT Partners, Inc.	2,865,776
277,040		ProAssurance Corp.	5,078,143
37,432		PROG Holdings, Inc.	1,766,042
146,879		QCR Holdings, Inc.	5,695,968
160,435		Selective Insurance Group, Inc.	10,425,066
41,900		TriCo Bancshares	1,562,870
88,689	[1]	Triumph Bancorp, Inc.	5,085,427
3,142	[1]	Trupanion, Inc.	352,532
21,310		UMB Financial Corp.	1,512,371
135,296		Waterstone Financial, Inc.	2,498,917
134,084		Western New England Bancorp, Inc.	859,479
171,039	[2]	WisdomTree Investments, Inc.	912,493
		TOTAL	127,717,198
		Health Care— 20.7%
104,525	[1,2]	Acorda Therapeutics, Inc.	704,498
26,064	[1]	AdaptHealth Corp.	997,469
66,205	[1,4]	Adeptus Health, Inc.	0
96,407	[1]	Amphastar Pharmaceuticals, Inc.	1,752,679
78,125	[1]	AnaptysBio, Inc.	2,025,000
118,462	[1]	ANI Pharmaceuticals, Inc.	3,380,905
42,244	[1]	Apellis Pharmaceuticals, Inc.	1,870,142
14,545	[1]	Arrowhead Pharmaceuticals, Inc.	1,122,438
4,616	[1]	Arvinas, Inc.	348,231
57,188	[1]	AxoGen, Inc.	992,212
35,160	[1,2]	Beam Therapeutics, Inc.	3,390,479
37,616	[1]	Blueprint Medicines Corp.	3,639,348
76,194	[1]	CareDx, Inc.	5,823,507
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
47,130	[1]	Castle Biosciences, Inc.	$3,149,698
239,793	[1]	Catalyst Pharmaceutical Partners, Inc.	872,847
18,533	[1]	ChemoCentryx, Inc.	1,056,566
190,305	[1]	Community Health Systems, Inc.	1,773,643
6,842		CONMED Corp.	765,620
123,235	[1]	Cytomx Therapeutics, Inc.	851,554
62,853	[1]	Denali Therapeutics, Inc.	4,305,430
30,258	[1]	Eagle Pharmaceuticals, Inc.	1,412,141
16,017	[1]	Emergent BioSolutions, Inc.	1,711,416
43,485	[1,2]	Evelo Biosciences, Inc.	763,162
23,330	[1]	Fate Therapeutics, Inc.	2,114,398
19,290	[1]	FibroGen, Inc.	929,392
129,377	[1]	GlycoMimetics, Inc.	469,639
70,984	[1]	Halozyme Therapeutics, Inc.	3,378,129
12,215	[1]	Health Catalyst, Inc.	606,841
15,249	[1]	Inogen, Inc.	746,134
32,880	[1]	Inspire Medical Systems, Inc.	6,625,649
72,829	[1]	Intellia Therapeutics, Inc.	4,560,552
148,250	[1]	Ironwood Pharmaceuticals, Inc.	1,515,115
6,365	[1]	Karuna Therapeutics, Inc.	631,599
10,952	[1]	Keros Therapeutics, Inc.	624,812
29,359	[1]	Kodiak Sciences, Inc.	3,708,335
103,522	[1]	Kura Oncology, Inc.	3,100,484
90,347	[1,2]	Lannett Co., Inc.	700,189
13,841		LeMaitre Vascular, Inc.	665,198
4,428	[1,2]	Ligand Pharmaceuticals, Inc., Class B	820,730
18,288	[1]	Mirati Therapeutics, Inc.	3,755,075
10,440	[1]	NanoString Technologies, Inc.	731,113
22,175	[1]	Natera, Inc.	2,364,742
137,024	[1]	Ocular Therapeutix, Inc.	2,486,986
17,468	[1]	Omnicell, Inc.	2,057,730
35,714	[1]	OptimizeRX Corp.	1,612,130
26,384	[1]	Organogenesis Holdings, Inc.	275,977
20,181	[1]	Orthofix Medical, Inc.	815,514
19,992		Owens & Minor, Inc.	581,367
140,811	[1]	Pacific Biosciences of California, Inc.	4,555,236
60,025	[1]	Pacira BioSciences, Inc.	3,966,452
15,215		Patterson Cos., Inc.	482,011
39,189	[1]	Pennant Group, Inc./The	2,107,193
30,754	[1]	Personalis, Inc.	1,183,106
110,179	[1]	Phreesia, Inc.	7,193,587
22,379	[1]	Prestige Consumer Healthcare, Inc.	895,160
19,522	[1]	Progyny, Inc.	913,044
7,682	[1]	PTC Therapeutics, Inc.	444,173
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
113,734	[1]	Puma Biotechnology, Inc.	$1,335,237
40,306	[1]	Relay Therapeutics, Inc.	1,998,371
194,091	[1]	Select Medical Holdings Corp.	4,988,139
20,937	[1]	Seres Therapeutics, Inc.	497,254
97,838	[1]	Shockwave Medical, Inc.	11,353,122
134,353	[1]	SI-BONE, Inc.	3,933,856
31,766	[1]	SpringWorks Therapeutics, Inc.	2,646,425
21,281	[1]	Stoke Therapeutics, Inc.	1,299,843
54,107	[1]	Supernus Pharmaceuticals, Inc.	1,590,205
73,714	[1]	Surgery Partners, Inc.	2,748,058
63,221	[1]	Sutro Biopharma, Inc.	1,400,345
8,085	[1]	Syneos Health, Inc.	601,120
57,961	[1]	TCR2 Therapeutics, Inc.	1,491,337
25,673	[1]	Tenet Healthcare Corp.	1,213,563
13,196	[1]	The Joint Corp.	429,266
64,598	[1]	Translate Bio, Inc.	1,542,600
145,926	[1]	Travere Therapeutics, Inc.	3,684,631
34,020	[1]	Turning Point Therapeutics, Inc.	4,269,170
241,136	[1]	Vanda Pharmaceuticals, Inc.	3,457,890
32,653	[1]	Vericel Corp.	1,347,589
114,709	[1]	Vocera Communications, Inc.	5,041,461
121,584	[1]	Voyager Therapeutics, Inc.	917,959
33,049	[1]	Xencor, Inc.	1,511,992
15,193	[1]	Y-mAbs Therapeutics, Inc.	638,258
		TOTAL	170,264,468
		Industrials— 15.1%
104,758		Advanced Drainage System, Inc.	8,640,440
201,619		Apogee Enterprises, Inc.	7,076,827
26,251		ArcBest Corp.	1,216,734
325,519	[1]	Astronics Corp.	4,055,967
94,219	[1]	Atkore International Group, Inc.	4,179,555
118,704	[1]	Atlas Air Worldwide Holdings, Inc.	6,151,241
14,427	[1]	Bloom Energy Corp.	503,647
123,730		Boise Cascade Co.	5,893,260
66,154	[1]	Builders Firstsource, Inc.	2,530,391
238,411	[1]	CECO Environmental Corp.	1,652,188
284,514		Costamare, Inc.	2,276,112
164,541	[1]	Echo Global Logistics, Inc.	4,332,365
46,464		Exponent, Inc.	3,836,997
87,771	[1]	Franklin Covey Co.	2,110,893
112,128	[1]	Fuelcell Energy, Inc.	2,327,777
147,169	[1]	GMS, Inc.	4,266,429
69,230	[1]	Great Lakes Dredge & Dock Corp.	943,605
36,625		Heidrick & Struggles International, Inc.	1,067,985
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
33,816		Helios Technologies, Inc.	$1,844,663
114,917		Hillenbrand, Inc.	4,723,089
81,951		Hurco Co., Inc.	2,410,998
28,596		KAR Auction Services, Inc.	527,882
246,857	[1]	Mistras Group, Inc.	1,705,782
271,687	[1]	MRC Global, Inc.	1,877,357
82,537	[1]	MYR Group, Inc.	4,589,883
197,808	[1]	Now, Inc.	1,639,828
127,589	[1]	Plug Power, Inc.	8,059,797
81,298		Powell Industries, Inc.	2,330,814
114,566		Primoris Services Corp.	3,334,443
16,420	[1]	Resideo Technologies, Inc.	379,302
127,307		Rexnord Corp.	4,819,843
6,832		Tennant Co.	462,868
17,532		The Shyft Group, Inc.	529,466
191,908	[1]	Titan Machinery, Inc.	4,087,640
173,766	[1]	TriNet Group, Inc.	12,877,798
54,708		Triton International Ltd.	2,535,169
38,433	[1]	Upwork, Inc.	1,593,048
43,391	[1]	Veritiv Corp.	794,923
6,002		Werner Enterprises, Inc.	235,518
		TOTAL	124,422,524
		Information Technology— 15.2%
10,926	[1]	3D Systems Corp.	388,310
26,487	[1]	Ambarella, Inc.	2,499,313
79,092		Amkor Technology, Inc.	1,227,508
5,701	[1]	Appian Corp.	1,245,440
144,896	[1]	Avaya Holdings Corp.	3,222,487
58,105	[1]	Axcelis Technologies, Inc.	1,989,515
7,451	[1]	Blackline, Inc.	965,799
7,495	[1]	Cerence, Inc.	838,765
69,177		Cohu, Inc.	2,814,120
173,302	[1]	Commvault Systems, Inc.	10,879,900
542,003	[1]	Conduent, Inc.	2,612,455
71,447	[1]	Domo, Inc.	4,529,025
13,813	[1]	Envestnet, Inc.	1,059,872
174,683		Evertec, Inc.	6,061,500
106,772	[1]	Evo Payments, Inc.	2,451,485
45,274	[1]	Exlservice Holding, Inc.	3,471,610
88,727	[1]	FormFactor, Inc.	3,626,273
21,508	[1,2]	Intelligent Systems Corp.	870,859
30,035	[1]	International Money Express, Inc.	428,900
61,034	[1]	j2 Global, Inc.	6,264,530
163,796	[1]	MA-COM Technology Solutions Holdings, Inc.	9,313,441
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
43,548		ManTech International Corp., Class A	$3,905,820
48,434	[1]	MaxLinear, Inc.	1,520,343
77,924	[1]	NeoPhotonics Corp.	868,073
13,244	[1]	Netgear, Inc.	548,169
16,775	[1]	OSI Systems, Inc.	1,510,086
21,865		Perspecta, Inc.	632,992
62,468		Plantronics, Inc.	1,981,485
20,550	[1]	Qualys, Inc.	2,845,559
6,675	[1]	Rapid7, Inc.	579,524
156,425	[1]	SailPoint Technologies Holding	8,651,867
136,248	[1]	Secureworks Corp.	1,885,672
32,927	[1]	Sitime Corp.	4,018,740
77,987	[1]	SPS Commerce, Inc.	7,712,134
22,379	[1,2]	SunPower Corp.	1,208,690
166,525	[1,2]	Synchronoss Technologies, Inc.	839,286
71,511	[1]	Tenable Holdings, Inc.	3,539,079
32,780		TTEC Holdings, Inc.	2,477,512
54,268	[1]	Varonis Systems, Inc.	9,592,954
41,241	[1]	Workiva, Inc.	4,019,760
		TOTAL	125,098,852
		Materials— 4.0%
372,278	[1]	Alcoa Corp.	6,701,004
13,175	[1]	Arconic Corp.	332,010
18,890	[1]	Clearwater Paper Corp.	719,331
43,191		Cleveland-Cliffs, Inc.	662,550
130,790		Commercial Metals Corp.	2,575,255
140,758		Domtar, Corp.	4,218,517
58,434		Fuller (H.B.) Co.	2,973,706
14,268		Haynes International, Inc.	330,875
67,665	[1]	Koppers Holdings, Inc.	2,251,891
155,575		Myers Industries, Inc.	3,119,279
131,775		O-I Glass, Inc.	1,665,636
53,805	[1]	Ryerson Holding Corp.	663,954
178,898		SunCoke Energy, Inc.	881,967
114,257		Trinseo SA	5,807,684
		TOTAL	32,903,659
		Real Estate— 5.3%
38,011		CareTrust REIT, Inc.	853,727
100,602	[2]	CorEnergy Infrastructure Trust, Inc.	906,424
87,712		Easterly Government Properties, Inc.	1,925,278
19,591	[1]	eXp World Holdings, Inc.	2,088,205
489,041		Independence Realty Trust	6,494,465
8,208	[2]	Innovative Industrial Properties, Inc.	1,535,881
50,305		LTC Properties, Inc.	1,943,785
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS— continued
		Real Estate— continued
42,230	[2]	Macerich Co. (The)	$663,011
17,888		Physicians Realty Trust	315,365
97,502		PotlatchDeltic Corp.	4,656,696
54,884	[1]	Redfin Corp.	3,908,290
240,253		RMR Group, Inc./The	8,860,531
296,791		Sabra Health Care REIT, Inc.	4,983,121
16,361		Terreno Realty Corp.	925,705
238,416		Uniti Group, Inc.	2,934,901
69,093		Whitestone Project	538,925
		TOTAL	43,534,310
		Utilities— 1.7%
7,773		Chesapeake Utilities Corp.	788,415
163,384		Clearway Energy, Inc.	4,710,361
52,824		Consolidated Water Co.	669,280
128,037		Portland General Electric Co.	5,414,685
17,401		Southwest Gas Holdings, Inc.	1,043,364
26,579	[1]	Sunnova Energy International, Inc.	1,165,489
		TOTAL	13,791,594
		TOTAL COMMON STOCKS (IDENTIFIED COST $652,653,008)	814,497,082
		INVESTMENT COMPANIES— 3.1%
10,643,650		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	10,643,650
14,821,257		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[5]	14,824,740
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $25,467,648)	25,468,390
		TOTAL INVESTMENT IN SECURITIES—102.1% (IDENTIFIED COST $678,120,656)[6]	839,965,472
		OTHER ASSETS AND LIABILITIES - NET—(2.1)%[7]	(16,987,996)
		TOTAL NET ASSETS—100%	$822,977,476
Semi-Annual Shareholder Report
9

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2021, were as follows:
	Value as of 7/31/2020	Purchases at Cost*	Proceeds from Sales*
Health Care:
Acorda Therapeutics, Inc.	$394,351	$—	$—
Amphastar Pharmaceuticals, Inc.	$1,702,621	$229,700	$—
AnaptysBio, Inc.**	$4,555,051	$—	$(4,728,045)
International Money Express, Inc.	$—	$467,657	$—
Affiliated issuers no longer in the portfolio at period end	$18,995,525	$470,460	$(19,175,722)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$25,647,548	$1,167,817	$(23,903,767)
Semi-Annual Shareholder Report
10

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2021	Shares Held as of 1/31/2021	Dividend Income*

$310,195	$(48)	$704,498	104,525	$—
$(179,642)	$—	$1,752,679	96,407	$—
$543,090	$1,654,904	$2,025,000	78,125	$—
$(38,757)	$—	$428,900	30,035	$—
$(8,418,380)	$8,128,117	$—	—	$145,130
$(7,783,494)	$9,782,973	$4,911,077	309,092	$145,130

*	A portion of the amount shown was recorded prior to the Fund having ownership of at least 5% of the voting shares.
**	At January 31, 2021, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2020	$31,624,077	$44,520,839	$76,144,916
Purchases at Cost	$76,045,416	$148,226,428	$224,271,844
Proceeds from Sales	$(97,025,843)	$(177,913,648)	$(274,939,491)
Change in Unrealized Appreciation/ Depreciation	N/A	$(1,436)	$(1,436)
Net Realized Gain/(Loss)	N/A	$(7,443)	$(7,443)
Value as of 1/31/2021	$10,643,650	$14,824,740	$25,468,390
Shares Held as of 1/31/2021	10,643,650	14,821,257	25,464,907
Dividend Income	$6,664	$25,052	$31,716

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2021, these restricted securities amounted to $1,433,243, which represented 0.2% of total net assets.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
Semi-Annual Shareholder Report
11

7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$796,337,579	$—	$0	$796,337,579
International	18,159,503	—	—	18,159,503
Investment Companies	25,468,390	—	—	25,468,390
TOTAL SECURITIES	$839,965,472	$—	$0	$839,965,472

The following acronym(s) are used throughout this portfolio:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$17.19	$18.87	$21.19	$18.69	$15.08	$15.66
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.04	0.01	(0.01)	(0.02)	0.03
Net realized and unrealized gain (loss)	5.76	(1.68)	(1.70)	3.38	3.78	1.02
Total From Investment Operations	5.78	(1.64)	(1.69)	3.37	3.76	1.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	—	—	—	—
Distributions from net realized gain	—	—	(0.63)	(0.87)	(0.15)	(1.63)
Total Distributions	(0.05)	(0.04)	(0.63)	(0.87)	(0.15)	(1.63)
Net Asset Value, End of Period	$22.92	$17.19	$18.87	$21.19	$18.69	$15.08
Total Return[2]	33.63%	(8.71)%	(7.69)%	18.49%	24.97%	7.90%
Ratios to Average Net Assets:
Net expenses[3]	1.13%[4]	1.13%	1.13%	1.14%	1.14%	1.13%
Net investment income	0.20%[4]	0.24%	0.07%	(0.06)%	(0.13)%	0.19%
Expense waiver/reimbursement[5]	0.27%[4]	0.31%	0.22%	0.37%	0.55%	1.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,153	$78,347	$68,546	$74,396	$37,031	$13,035
Portfolio turnover	67%	223%	121%	88%	91%	189%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.03	$16.58	$18.84	$16.83	$13.70	$14.48
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.08)	(0.12)	(0.14)	(0.14)	(0.07)
Net realized and unrealized gain (loss)	5.02	(1.47)	(1.51)	3.02	3.42	0.92
Total From Investment Operations	4.97	(1.55)	(1.63)	2.88	3.28	0.85
Less Distributions:
Distributions from net realized gain	—	—	(0.63)	(0.87)	(0.15)	(1.63)
Net Asset Value, End of Period	$20.00	$15.03	$16.58	$18.84	$16.83	$13.70
Total Return[2]	33.07%	(9.35)%	(8.35)%	17.60%	23.98%	7.12%
Ratios to Average Net Assets:
Net expenses[3]	1.88%[4]	1.88%	1.88%	1.89%	1.89%	1.88%
Net investment income (loss)	(0.55)%[4]	(0.51)%	(0.69)%	(0.81)%	(0.89)%	(0.56)%
Expense waiver/reimbursement[5]	0.21%[4]	0.23%	0.28%	0.38%	0.57%	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,028	$22,720	$28,411	$30,072	$15,223	$3,422
Portfolio turnover	67%	223%	121%	88%	91%	189%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$17.87	$19.59	$21.94	$19.30	$15.54	$16.04
Income From Investment Operations:
Net investment income (loss)[1]	0.05	0.09	0.06	0.03	0.02	0.06
Net realized and unrealized gain (loss)	5.97	(1.74)	(1.76)	3.50	3.90	1.07
Total From Investment Operations	6.02	(1.65)	(1.70)	3.53	3.92	1.13
Less Distributions:
Distributions from net investment income	(0.10)	(0.07)	(0.02)	(0.02)	—	—
Distributions from net realized gain	—	—	(0.63)	(0.87)	(0.16)	(1.63)
Total Distributions	(0.10)	(0.07)	(0.65)	(0.89)	(0.16)	(1.63)
Net Asset Value, End of Period	$23.79	$17.87	$19.59	$21.94	$19.30	$15.54
Total Return[2]	33.71%	(8.45)%	(7.45)%	18.78%	25.24%	8.24%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.89%	0.89%	0.88%
Net investment income	0.44%[4]	0.49%	0.31%	0.13%	0.10%	0.43%
Expense waiver/reimbursement[5]	0.17%[4]	0.18%	0.22%	0.34%	0.53%	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$660,452	$574,041	$842,221	$708,805	$179,219	$24,529
Portfolio turnover	67%	223%	121%	88%	91%	189%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,				Period Ended 7/31/2016[1]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$17.87	$19.59	$21.94	$19.30	$15.54	$13.88
Income From Investment Operations:
Net investment income (loss)[2]	0.05	0.09	0.06	0.02	0.01	(0.01)
Net realized and unrealized gain (loss)	5.98	(1.74)	(1.76)	3.51	3.91	1.67
Total From Investment Operations	6.03	(1.65)	(1.70)	3.53	3.92	1.66
Less Distributions:
Distributions from net investment income	(0.10)	(0.07)	(0.02)	(0.02)	—	—
Distributions from net realized gain	—	—	(0.63)	(0.87)	(0.16)	—
Total Distributions	(0.10)	(0.07)	(0.65)	(0.89)	(0.16)	—
Net Asset Value, End of Period	$23.80	$17.87	$19.59	$21.94	$19.30	$15.54
Total Return[3]	33.77%	(8.44)%	(7.45)%	18.78%	25.24%	11.96%
Ratios to Average Net Assets:
Net expenses[4]	0.87%[5]	0.87%	0.87%	0.88%	0.88%	0.87%[5]
Net investment income (loss)	0.48%[5]	0.49%	0.32%	0.08%	0.04%	(0.04)%[5]
Expense waiver/reimbursement[6]	0.09%[5]	0.08%	0.12%	0.26%	0.41%	0.97%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$49,345	$47,631	$33,753	$13,374	$1,017	$0[7]
Portfolio turnover	67%	223%	121%	88%	91%	189%[8]

1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $13,370,559 of securities loaned and $25,468,390 of investment in affiliated holdings and $4,911,077 of investment in affiliated companies* (identified cost $678,120,656)	$839,965,472
Cash	459,758
Income receivable	275,350
Income receivable from affiliated holdings	774
Receivable for shares sold	1,309,266
Total Assets	842,010,620
Liabilities:
Payable for investments purchased	459,723
Payable for shares redeemed	4,105,192
Payable for collateral due to broker for securities lending	14,063,650
Payable for investment adviser fee (Note 5)	50,286
Payable for administrative fee (Note 5)	5,419
Payable for distribution services fee (Note 5)	16,695
Payable for other service fees (Notes 2 and 5)	45,889
Accrued expenses (Note 5)	286,290
Total Liabilities	19,033,144
Net assets for 34,927,105 shares outstanding	$822,977,476
Net Assets Consist of:
Paid-in capital	$671,333,131
Total distributable earnings (loss)	151,644,345
Total Net Assets	$822,977,476
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($88,152,582 ÷ 3,846,161 shares outstanding), no par value, unlimited shares authorized	$22.92
Offering price per share (100/94.50 of $22.92)	$24.25
Redemption proceeds per share	$22.92
Class C Shares:
Net asset value per share ($25,027,543 ÷ 1,251,497 shares outstanding), no par value, unlimited shares authorized	$20.00
Offering price per share	$20.00
Redemption proceeds per share (99.00/100 of $20.00)	$19.80
Institutional Shares:
Net asset value per share ($660,451,896 ÷ 27,756,293 shares outstanding), no par value, unlimited shares authorized	$23.79
Offering price per share	$23.79
Redemption proceeds per share	$23.79
Class R6 Shares:
Net asset value per share ($49,345,455 ÷ 2,073,154 shares outstanding), no par value, unlimited shares authorized	$23.80
Offering price per share	$23.80
Redemption proceeds per share	$23.80

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Dividends (including $153,447 received from affiliated companies and holdings* and net of foreign taxes withheld of $5,797)	$4,798,386
Net income on securities loaned (includes $23,399 earned from affiliated holdings* related to cash collateral balances) (Note 2)	244,037
TOTAL INCOME	5,042,423
Expenses:
Investment adviser fee (Note 5)	3,035,496
Administrative fee (Note 5)	296,644
Custodian fees	64,196
Transfer agent fees (Note 2)	438,430
Directors’/Trustees’ fees (Note 5)	2,335
Auditing fees	17,079
Legal fees	5,049
Portfolio accounting fees	73,995
Distribution services fee (Note 5)	87,429
Other service fees (Notes 2 and 5)	132,467
Share registration costs	43,937
Printing and postage	41,090
Miscellaneous (Note 5)	19,462
TOTAL EXPENSES	4,257,609
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(340,906)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(339,114)
TOTAL WAIVER AND REIMBURSEMENT	(680,020)
Net expenses	3,577,589
Net investment income	1,464,834
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $9,775,530 on sales of investments in affiliated companies and holdings*)	107,726,415
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(7,784,930) of investments in affiliated companies and holdings*)	108,584,101
Net realized and unrealized gain (loss) on investments	216,310,516
Change in net assets resulting from operations	$217,775,350

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,464,834	$3,688,491
Net realized gain (loss)	107,726,415	(93,227,069)
Net change in unrealized appreciation/depreciation	108,584,101	(25,083,286)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	217,775,350	(114,621,864)
Distributions to Shareholders:
Class A Shares	(196,391)	(241,559)
Institutional Shares	(2,867,383)	(3,139,873)
Class R6 Shares	(226,555)	(217,595)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,290,329)	(3,599,027)
Share Transactions:
Proceeds from sale of shares	85,669,244	332,219,364
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	—	244,171,911
Net asset value of shares issued to shareholders in payment of distributions declared	2,877,418	3,176,105
Cost of shares redeemed	(202,792,583)	(711,539,671)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(114,245,921)	(131,972,291)
Change in net assets	100,239,100	(250,193,182)
Net Assets:
Beginning of period	722,738,376	972,931,558
End of period	$822,977,476	$722,738,376
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On November 15, 2019, the Fund acquired all of the net assets of PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Value Fund, and PNC Small Cap Fund (each an “Acquired Fund” or collectively, the “Acquired Funds”), each an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by each Acquired Funds’ shareholders on November 5, 2019. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Share Class exchanged, a shareholder received the following shares of the Fund:
PNC Fund	Share Class Exchanged	Fund Shares Received
Multi-Factor Small Cap Core Fund	A	1.172 Class A Shares
	C	1.333 Class C Shares
	I	1.137 Institutional Shares
	R6	1.135 Institutional Shares
Multi-Factor Small Cap Value Fund	A	1.042 Class A Shares
	C	1.039 Class C Shares
	I	1.102 Institutional Shares
Small Cap Fund	A	0.494 Class A Shares
	C	0.391 Class C Shares
	I	0.529 Institutional Shares
Semi-Annual Shareholder Report
21

The Fund received net assets from the Acquired Funds as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Funds’ Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
12,798,626	$244,171,911	$71,610,835	$881,235,561	$1,125,407,472

1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2020, were as follows:
Net investment income	$4,044,354
Net realized and unrealized gain (loss) on investments	(123,022,814)
Net decrease in net assets resulting from operations	$(118,978,460)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the earnings of the Acquired Funds that have been included in the Fund’s Statement of Changes in Net Assets as of July 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report
22

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
23

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $680,020 is disclosed in this Note 2 and Note 5. For the six months ended January 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$89,913	$(77,779)
Class C Shares	18,471	(13,889)
Institutional Shares	325,946	(247,446)
Class R6 Shares	4,100	—
TOTAL	$438,430	$(339,114)
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$104,855
Class C Shares	27,612
TOTAL	$132,467
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV
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decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$13,370,559	$14,063,650
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	266,587	$5,232,286	1,048,052	$17,685,551
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	—	—	3,213,962	59,940,394
Shares issued to shareholders in payment of distributions declared	7,630	172,214	11,235	216,722
Shares redeemed	(984,709)	(19,987,247)	(3,349,156)	(57,418,270)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(710,492)	$(14,582,747)	924,093	$20,424,397
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	59,732	$1,056,764	212,811	$3,235,458
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	—	—	474,115	7,751,772
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(320,220)	(5,301,696)	(888,543)	(13,324,178)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(260,488)	$(4,244,932)	(201,617)	$(2,336,948)
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,411,903	$73,343,555	16,340,991	$281,920,986
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	—	—	8,269,174	160,173,907
Shares issued to shareholders in payment of distributions declared	107,874	2,526,411	140,423	2,809,864
Shares redeemed	(7,893,204)	(158,643,709)	(35,614,006)	(613,866,572)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,373,427)	$(82,773,743)	(10,863,418)	$(168,961,815)
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	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	304,802	$6,036,639	1,624,311	$29,377,369
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	—	—	841,375	16,305,838
Shares issued to shareholders in payment of distributions declared	7,631	178,793	7,469	149,519
Shares redeemed	(904,349)	(18,859,931)	(1,530,700)	(26,930,651)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(591,916)	$(12,644,499)	942,455	$18,902,075
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,936,323)	$(114,245,921)	(9,198,487)	$(131,972,291)
4. FEDERAL TAX INFORMATION
At January 31, 2021, the cost of investments for federal tax purposes was $678,120,656. The net unrealized appreciation of investments for federal tax purposes was $161,844,816. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $183,621,536 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,776,720.
As of July 31, 2020, the Fund had a capital loss carryforward of $87,130,477 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$71,706,011	$15,424,466	$87,130,477
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2021, the Adviser voluntarily waived $324,648 of its fee and voluntarily reimbursed $339,114 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2021, the Adviser reimbursed $16,258.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$87,429
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2021, FSC retained $13,115 of fees paid by the Fund. For the six months ended January 31, 2021, the Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2021, FSC retained $1,334 in sales charges from the sale of Class A Shares. FSC also retained $6,183 of CDSC relating to redemptions of Class A Shares and $827 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended January 31, 2021, FSSC received $1,375 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2021, were as follows:
Purchases	$485,514,899
Sales	$604,577,434
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency
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general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,336.30	$6.65
Class C Shares	$1,000	$1,330.70	$11.04
Institutional Shares	$1,000	$1,337.10	$5.18
Class R6 Shares	$1,000	$1,337.70	$5.13
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.51	$5.75
Class C Shares	$1,000	$1,015.73	$9.55
Institutional Shares	$1,000	$1,020.77	$4.48
Class R6 Shares	$1,000	$1,020.82	$4.43

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.88%
Institutional Shares	0.88%
Class R6 Shares	0.87%
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Evaluation and Approval of Advisory Contract–May 2020
Federated MDT Small Cap Core Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MDT SMALL CAP CORE FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the five-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year and three-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the five-year period and underperformed its benchmark index for the one-year three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that mon-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Small Cap Core Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes MDT Small Cap Core Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
36359 (3/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2021

Share Class | Ticker	A | QASGX	C | QCSGX	Institutional | QISGX	R6 | QLSGX

Federated Hermes MDT Small Cap Growth Fund
(formerly, Federated MDT Small Cap Growth Fund)
Fund Established 2005

A Portfolio of Federated Hermes MDT Series
(formerly, Federated MDT Series)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2020 through January 31, 2021.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	33.9%
Information Technology	21.6%
Consumer Discretionary	14.1%
Industrials	13.1%
Financials	4.7%
Real Estate	3.6%
Consumer Staples	2.3%
Materials	2.2%
Communication Services	2.1%
Utilities	0.5%
Energy	0.2%
Securities Lending Collateral[2]	2.8%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities—Net[4]	(2.8)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS— 98.3%
		Communication Services— 2.1%
49,283	[1,2]	AMC Networks, Inc.	$2,435,566
141,624	[1]	CarGurus, Inc.	4,142,502
277,749	[1]	Cars.com, Inc.	3,224,666
28,902	[1]	Iridium Communications, Inc.	1,424,001
7,490		Shenandoah Telecommunications Co.	291,136
21,938	[1]	TechTarget, Inc.	1,638,769
137,268	[1]	Yelp, Inc.	4,473,564
		TOTAL	17,630,204
		Consumer Discretionary— 14.1%
12,827	[1]	Asbury Automotive Group, Inc.	1,829,258
62,221		Big Lots, Inc.	3,713,349
13,852		Bloomin Brands, Inc.	291,862
83,401		Brinker International, Inc.	4,910,651
153,672		Camping World Holdings, Inc.	5,249,436
97,565	[1]	CROCs, Inc.	6,831,501
11,288	[1]	Deckers Outdoor Corp.	3,295,870
44,954	[1]	GrowGeneration Corp.	1,941,563
3,951	[1]	Helen of Troy Ltd.	965,032
58,260	[1]	Installed Building Products, Inc.	6,113,222
55,099		Jack in the Box, Inc.	5,187,020
41,804	[1]	Lovesac Co./The	2,363,598
155,225	[1]	Magnite, Inc.	5,376,994
43,614		Murphy USA, Inc.	5,432,996
79,558	[1]	National Vision Holdings, Inc.	3,689,104
12,678		Papa Johns International, Inc.	1,296,706
161,350	[1]	Perdoceo Education Corp.	1,908,770
46,989	[1]	Purple Innovation, Inc.	1,599,506
103,874		Red Rock Resorts, Inc.	2,438,962
129,029		Rent-A-Center, Inc.	5,586,956
6,578	[1,2]	RH	3,126,918
42,188	[1]	Shake Shack, Inc.	4,784,963
120,626		Shutterstock, Inc.	7,839,484
164,519	[1]	Sonos, Inc.	4,302,172
40,528	[1]	Stitch Fix, Inc.	3,867,992
8,857	[1]	TopBuild Corp.	1,770,957
45,267	[1]	Visteon Corp.	5,770,637
6,078		Wingstop, Inc.	912,004
110,001	[1]	WW International, Inc.	2,921,627
53,143	[1,3]	XPEL, Inc.	2,551,395
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Shares			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
197,395	[1]	YETI Holdings, Inc.	$12,992,539
		TOTAL	120,863,044
		Consumer Staples— 2.3%
138,202	[2]	B&G Foods, Inc., Class A	5,262,732
275,446	[1]	BJ’s Wholesale Club Holdings, Inc.	11,588,013
35,273	[1]	Central Garden & Pet Co., Class A	1,375,647
36,315	[1]	Hostess Brands, Inc.	557,435
8,171	[1]	National Beverage Corp.	1,238,234
		TOTAL	20,022,061
		Energy— 0.2%
177,163	[1]	Magnolia Oil & Gas Corp.	1,500,571
46,048	[1]	Propetro Holding Corp.	367,923
		TOTAL	1,868,494
		Financials— 4.7%
193,704		Artisan Partners Asset Management, Inc.	9,375,274
143,416		Brightsphere Investment Group, Inc.	2,628,815
71,905	[1]	BRP Group, Inc.	1,668,915
24,541		CNB Financial Corp.	516,097
33,646		Cowen Group, Inc.	846,197
13,778	[1]	Focus Financial Partners, Inc.	655,557
21,371	[1]	Goosehead Insurance, Inc.	2,855,166
57,139	[1]	Green Dot Corp.	2,870,092
33,350		Guaranty Bancshares, Inc.	1,113,223
31,018		Houlihan Lokey, Inc.	2,011,517
24,979		Kinsale Capital Group, Inc.	4,685,061
5,047		Moelis & Co.	250,886
44,871		PJT Partners, Inc.	3,095,650
79,378		Selective Insurance Group, Inc.	5,157,983
20,823	[1]	Trupanion, Inc.	2,336,341
		TOTAL	40,066,774
		Health Care— 33.9%
31,832	[1]	1Life Healthcare, Inc.	1,610,699
75,234	[1,2]	Acer Therapeutics, Inc.	274,604
35,063	[1]	AdaptHealth Corp.	1,341,861
22,575	[1]	Addus Homecare Corp.	2,540,816
51,904	[1,4]	Adeptus Health, Inc.	0
15,971	[1]	Allakos, Inc.	2,129,413
49,423	[1]	Amicus Therapeutics, Inc.	934,589
76,991	[1]	Amneal Pharmaceuticals, Inc.	370,327
33,798	[1]	Amphastar Pharmaceuticals, Inc.	614,448
145,874	[1]	AnaptysBio, Inc.	3,781,054
131,628	[1]	ANI Pharmaceuticals, Inc.	3,756,663
82,844	[1]	Apellis Pharmaceuticals, Inc.	3,667,504
48,107	[1]	Arcus Biosciences, Inc.	1,670,756
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Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
61,564	[1]	Arrowhead Pharmaceuticals, Inc.	$4,750,894
8,560	[1]	Arvinas, Inc.	645,766
46,450	[1]	AxoGen, Inc.	805,907
59,685	[1,2]	Beam Therapeutics, Inc.	5,755,425
29,351	[1]	BioCryst Pharmaceuticals, Inc.	250,070
69,351	[1]	Blueprint Medicines Corp.	6,709,709
113,932	[1]	CareDx, Inc.	8,707,823
74,953	[1]	Castle Biosciences, Inc.	5,009,109
373,362	[1]	Catalyst Pharmaceutical Partners, Inc.	1,359,038
35,410	[1]	ChemoCentryx, Inc.	2,018,724
281,779	[1]	Cross Country Healthcare, Inc.	2,468,384
223,579	[1]	Cytomx Therapeutics, Inc.	1,544,931
7,173	[1]	Deciphera Pharmaceuticals, Inc.	317,047
88,003	[1]	Denali Therapeutics, Inc.	6,028,205
63,173	[1]	Eagle Pharmaceuticals, Inc.	2,948,284
40,045	[1]	Emergent BioSolutions, Inc.	4,278,808
26,993	[1]	Enanta Pharmaceuticals, Inc.	1,297,284
56,344		Ensign Group, Inc.	4,410,608
26,732	[1,2]	Evelo Biosciences, Inc.	469,147
53,624	[1]	Fate Therapeutics, Inc.	4,859,943
44,069	[1]	FibroGen, Inc.	2,123,244
24,342	[1]	Glaukos Corp.	2,158,892
41,843	[1]	Globus Medical, Inc.	2,581,295
212,114	[1]	GlycoMimetics, Inc.	769,974
130,954	[1]	Halozyme Therapeutics, Inc.	6,232,101
14,626	[1]	Harpoon Therapeutics, Inc.	281,989
42,093	[1]	Health Catalyst, Inc.	2,091,180
71,480	[1]	Immunogen, Inc.	509,652
13,873	[1]	Inogen, Inc.	678,806
49,533	[1]	Inspire Medical Systems, Inc.	9,981,395
102,512	[1]	Intellia Therapeutics, Inc.	6,419,301
8,145	[1]	Intra-Cellular Therapies, Inc.	261,862
316,943	[1]	Ironwood Pharmaceuticals, Inc.	3,239,157
13,723	[1]	Karuna Therapeutics, Inc.	1,361,733
7,551	[1]	Keros Therapeutics, Inc.	430,785
32,457	[1]	Kodiak Sciences, Inc.	4,099,644
104,402	[1]	Kura Oncology, Inc.	3,126,840
96,760		LeMaitre Vascular, Inc.	4,650,286
11,119	[1,2]	Ligand Pharmaceuticals, Inc., Class B	2,060,907
225,219	[1]	Mannkind Corp.	792,771
4,743	[1]	Merit Medical Systems, Inc.	256,833
34,919	[1]	Mirati Therapeutics, Inc.	7,169,918
10,805	[1]	ModivCare, Inc.	1,713,349
34,180	[1]	NanoString Technologies, Inc.	2,393,625
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
63,805	[1]	Natera, Inc.	$6,804,165
8,729	[1]	Nevro Corp.	1,412,265
42,419	[1]	NextGen Healthcare, Inc.	839,048
168,346	[1]	Ocular Therapeutix, Inc.	3,055,480
55,544	[1]	Omnicell, Inc.	6,543,083
69,621	[1]	OptimizeRX Corp.	3,142,692
51,469	[1]	Organogenesis Holdings, Inc.	538,366
34,780	[1]	Orthofix Medical, Inc.	1,405,460
165,289	[1]	Pacific Biosciences of California, Inc.	5,347,099
80,924	[1]	Pacira BioSciences, Inc.	5,347,458
32,654	[1]	Pennant Group, Inc./The	1,755,806
45,310	[1,2]	Personalis, Inc.	1,743,076
124,123	[1]	Phreesia, Inc.	8,103,991
35,211	[1]	Progyny, Inc.	1,646,818
28,629	[1]	Provention Bio, Inc.	394,221
39,690	[1]	PTC Therapeutics, Inc.	2,294,876
148,540	[1]	Puma Biotechnology, Inc.	1,743,860
61,673	[1]	R1 RCM, Inc.	1,556,010
158,800	[1]	Recro Pharma, Inc.	497,044
51,116	[1]	Relay Therapeutics, Inc.	2,534,331
6,876	[1]	Repligen Corp.	1,375,200
19,242	[1]	Replimune Group, Inc.	746,590
15,055	[1,2]	Rocket Pharmaceuticals, Inc.	829,229
20,243	[1]	Rubius Therapeutics, Inc.	242,309
350,415	[1]	Savara, Inc.	536,135
179,615	[1]	Select Medical Holdings Corp.	4,616,105
32,266	[1]	Seres Therapeutics, Inc.	766,317
113,889	[1]	Shockwave Medical, Inc.	13,215,680
129,390	[1]	SI-BONE, Inc.	3,788,539
66,024	[1]	Sorrento Therapeutics, Inc.	835,864
58,091	[1]	SpringWorks Therapeutics, Inc.	4,839,561
17,198	[1]	Stoke Therapeutics, Inc.	1,050,454
121,526	[1]	Supernus Pharmaceuticals, Inc.	3,571,649
56,343	[1]	Surgery Partners, Inc.	2,100,467
74,627	[1]	Sutro Biopharma, Inc.	1,652,988
15,194	[1]	Syneos Health, Inc.	1,129,674
47,585	[1]	TCR2 Therapeutics, Inc.	1,224,362
6,085	[1]	Tg Therapeutics, Inc.	293,723
85,919	[1]	Translate Bio, Inc.	2,051,746
154,114	[1]	Travere Therapeutics, Inc.	3,891,378
42,957	[1]	Turning Point Therapeutics, Inc.	5,390,674
9,087	[1]	Twist Bioscience Corp.	1,495,175
23,700		U.S. Physical Therapy, Inc.	2,852,058
7,231	[1]	Ultragenyx Pharmaceutical, Inc.	1,002,144
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
207,043	[1]	Vanda Pharmaceuticals, Inc.	$2,968,997
80,714	[1]	Vericel Corp.	3,331,067
24,321	[1]	Vital Therapies, Inc.	402,756
138,650	[1]	Vocera Communications, Inc.	6,093,667
78,791	[1]	Voyager Therapeutics, Inc.	594,872
128,369	[1]	Xencor, Inc.	5,872,882
35,870	[1]	Y-mAbs Therapeutics, Inc.	1,506,899
		TOTAL	289,687,689
		Industrials— 13.1%
104,384		Advanced Drainage System, Inc.	8,609,592
176,984		Apogee Enterprises, Inc.	6,212,138
139,704	[1]	Astronics Corp.	1,740,712
57,002	[1]	Atkore International Group, Inc.	2,528,609
107,741	[1]	Atlas Air Worldwide Holdings, Inc.	5,583,139
14,168	[1]	Bloom Energy Corp.	494,605
110,275		Boise Cascade Co.	5,252,398
81,857	[1]	Builders Firstsource, Inc.	3,131,030
6,755		CSW Industrials, Inc.	787,093
163,237	[1]	Echo Global Logistics, Inc.	4,298,030
64,947		Exponent, Inc.	5,363,323
99,941	[1]	Franklin Covey Co.	2,403,581
122,859	[1]	Fuelcell Energy, Inc.	2,550,553
108,530	[1]	GMS, Inc.	3,146,285
113,267		Heidrick & Struggles International, Inc.	3,302,866
79,406		Helios Technologies, Inc.	4,331,597
228,547	[1]	Mistras Group, Inc.	1,579,260
371,681	[1]	MRC Global, Inc.	2,568,316
55,719	[1]	MYR Group, Inc.	3,098,533
238,233	[1,2]	Plug Power, Inc.	15,049,179
55,443		Primoris Services Corp.	1,613,668
46,520		REV Group, Inc.	480,552
114,768		Rexnord Corp.	4,345,116
9,375	[1]	Saia, Inc.	1,657,031
23,938	[1]	Siteone Landscape Supply, Inc.	3,774,544
11,065		Tennant Co.	749,654
96,675	[1]	Thermon Group Holdings, Inc.	1,410,488
147,834	[1]	TriNet Group, Inc.	10,955,978
94,205	[1]	Upwork, Inc.	3,904,797
27,650		Werner Enterprises, Inc.	1,084,986
		TOTAL	112,007,653
		Information Technology— 21.6%
18,820	[1]	Advanced Energy Industries, Inc.	1,930,556
32,929	[1]	Ambarella, Inc.	3,107,180
44,606		Amkor Technology, Inc.	692,285
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
22,583	[1,2]	Appian Corp.	$4,933,482
201,018	[1]	Avaya Holdings Corp.	4,470,640
136,022	[1]	Axcelis Technologies, Inc.	4,657,393
50,739	[1]	Blackline, Inc.	6,576,789
116,829	[1]	Box, Inc.	2,025,815
150,254	[1]	ChannelAdvisor Corp.	3,080,207
166,412	[1,2]	Coda Octopus Group, Inc.	1,020,106
31,804		Cohu, Inc.	1,293,787
223,559	[1]	Commvault Systems, Inc.	14,035,034
71,818	[1]	Domo, Inc.	4,552,543
25,456	[1]	Envestnet, Inc.	1,953,239
245,780		Evertec, Inc.	8,528,566
21,248	[1]	Evo Payments, Inc.	487,854
36,305	[1]	Exlservice Holding, Inc.	2,783,867
159,979	[1]	FormFactor, Inc.	6,538,342
77,841	[1,2]	Intelligent Systems Corp.	3,151,782
85,642	[1]	j2 Global, Inc.	8,790,295
175,499	[1]	MA-COM Technology Solutions Holdings, Inc.	9,978,873
75,544	[1]	MaxLinear, Inc.	2,371,326
34,599	[1]	OSI Systems, Inc.	3,114,602
54,732		Plantronics, Inc.	1,736,099
8,211		QAD, Inc.	531,991
41,949	[1]	Qualys, Inc.	5,808,678
61,514	[1]	Rapid7, Inc.	5,340,646
216,744	[1]	SailPoint Technologies Holding	11,988,111
172,715	[1]	Secureworks Corp.	2,390,376
51,040	[1]	Semtech Corp.	3,621,288
52,128	[1]	Sitime Corp.	6,362,222
126,143	[1]	SPS Commerce, Inc.	12,474,281
68,101	[1,2]	SunPower Corp.	3,678,135
97,203	[1]	Tenable Holdings, Inc.	4,810,577
68,938		TTEC Holdings, Inc.	5,210,334
68,292	[1]	Varonis Systems, Inc.	12,071,977
90,375	[1]	Workiva, Inc.	8,808,851
		TOTAL	184,908,129
		Materials— 2.2%
22,937		Compass Minerals International, Inc.	1,336,310
43,070		Fuller (H.B.) Co.	2,191,832
132,089	[1]	Koppers Holdings, Inc.	4,395,922
241,569		Myers Industries, Inc.	4,843,458
86,100	[1,4]	Rentech, Inc.	0
103,128	[1]	Ryerson Holding Corp.	1,272,600
90,260		Trinseo SA	4,587,916
		TOTAL	18,628,038
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS— continued
		Real Estate— 3.6%
32,030	[1]	eXp World Holdings, Inc.	$3,414,078
1,645		Innovative Industrial Properties, Inc.	307,812
75,276		LTC Properties, Inc.	2,908,665
111,383	[1]	Redfin Corp.	7,931,583
248,369		RMR Group, Inc./The	9,159,849
24,341		Terreno Realty Corp.	1,377,214
426,431		Uniti Group, Inc.	5,249,365
		TOTAL	30,348,566
		Utilities— 0.5%
18,605		California Water Service Group	1,016,577
16,759		Chesapeake Utilities Corp.	1,699,865
36,698		Clearway Energy, Inc.	1,058,003
5,944		Middlesex Water Co.	473,143
		TOTAL	4,247,588
		TOTAL COMMON STOCKS (IDENTIFIED COST $631,902,106)	840,278,240
		INVESTMENT COMPANIES— 4.5%
16,850,474		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	16,850,474
21,865,712		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[5]	21,872,273
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $38,722,045)	38,722,747
		TOTAL INVESTMENT IN SECURITIES—102.8% (IDENTIFIED COST $670,624,151)[6]	879,000,987
		OTHER ASSETS AND LIABILITIES - NET—(2.8)%[7]	(24,207,931)
		TOTAL NET ASSETS—100%	$854,793,056
Semi-Annual Shareholder Report
8

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report
9

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2021, were as follows:
	Value as of 7/31/2020	Purchases at Cost*	Proceeds from Sales*
Consumer Discretionary:
Wingstop, Inc.**	$19,605,937	$—	$(16,871,706)
Health Care:
Amphastar Pharmaceuticals, Inc.	$—	$686,810	$—
AnaptysBio, Inc.**	$5,832,007	$—	$(4,874,742)
Ultragenyx Pharmaceutical, Inc.	$4,484,899	$512,973	$(7,458,380)
Affiliated issuers no longer in the portfolio at period end	$1,384,351	$573,859	$(1,668,016)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$31,307,194	$1,773,642	$(30,872,844)
Semi-Annual Shareholder Report
10

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 1/31/2021	Shares Held as of 1/31/2021	Dividend Income*

$(9,077,673)	$7,255,446	$912,004	6,078	$190,646

$(72,362)	$—	$614,448	33,798	$—
$1,152,162	$1,671,627	$3,781,054	145,874	$—
$85,344	$3,377,308	$1,002,144	7,231	$—
$25,553	$(315,747)	$—	—	$—
$(7,886,976)	$11,988,634	$6,309,650	192,981	$190,646

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2021, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2020	$35,185,159	$62,871,883	$98,057,042
Purchases at Cost	$74,049,785	$147,371,613	$221,421,398
Proceeds from Sales	$(92,384,470)	$(188,359,482)	$(280,743,952)
Change in Unrealized Appreciation/ Depreciation	N/A	$(8,010)	$(8,010)
Net Realized Gain/(Loss)	N/A	$(3,731)	$(3,731)
Value as of 1/31/2021	$16,850,474	$21,872,273	$38,722,747
Shares Held as of 1/31/2021	16,850,474	21,865,712	38,716,186
Dividend Income	$7,871	$32,397	$40,268

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2021, these restricted securities amounted to $2,551,395, which represented 0.3% of total net assets.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Also represents cost for federal tax purposes.
Semi-Annual Shareholder Report
11

7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$831,618,112	$—	$0	$831,618,112
International	8,660,128	—	—	8,660,128
Investment Companies	38,722,747	—	—	38,722,747
TOTAL SECURITIES	$879,000,987	$—	$0	$879,000,987
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.89	$23.30	$25.67	$21.89	$17.66	$20.49
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.07)	(0.08)	(0.11)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	8.03	0.66	(0.84)	5.09	4.63	0.32
Total From Investment Operations	7.96	0.59	(0.92)	4.98	4.55	0.26
Less Distributions:
Distributions from net realized gain	(0.14)	—	(1.45)	(1.20)	(0.32)	(3.09)
Net Asset Value, End of Period	$31.71	$23.89	$23.30	$25.67	$21.89	$17.66
Total Return[2]	33.40%	2.53%	(2.83)%	23.50%	26.00%	2.30%
Ratios to Average Net Assets:
Net expenses[3]	1.13%[4]	1.13%	1.13%	1.14%	1.15%	1.13%
Net investment income (loss)	(0.49)%[4]	(0.32)%	(0.36)%	(0.48)%	(0.39)%	(0.34)%
Expense waiver/reimbursement[5]	0.25%[4]	0.30%	0.29%	0.44%	0.70%	1.00%
Supplemental Data:
Net assets, end of period (000 omitted)	$116,738	$92,389	$82,170	$82,953	$47,681	$29,707
Portfolio turnover	71%	227%	142%	129%	118%	198%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.69	$20.32	$22.77	$19.69	$16.03	$19.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.21)	(0.23)	(0.26)	(0.21)	(0.17)
Net realized and unrealized gain (loss)	6.93	0.58	(0.77)	4.54	4.19	0.26
Total From Investment Operations	6.78	0.37	(1.00)	4.28	3.98	0.09
Less Distributions:
Distributions from net realized gain	(0.14)	—	(1.45)	(1.20)	(0.32)	(3.09)
Net Asset Value, End of Period	$27.33	$20.69	$20.32	$22.77	$19.69	$16.03
Total Return[2]	32.86%	1.82%	(3.58)%	22.54%	25.08%	1.51%
Ratios to Average Net Assets:
Net expenses[3]	1.88%[4]	1.88%	1.88%	1.89%	1.90%	1.88%
Net investment income (loss)	(1.24)%[4]	(1.07)%	(1.12)%	(1.23)%	(1.15)%	(1.09)%
Expense waiver/reimbursement[5]	0.16%[4]	0.20%	0.29%	0.41%	0.66%	1.00%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,298	$17,481	$22,639	$18,008	$10,007	$3,941
Portfolio turnover	71%	227%	142%	129%	118%	198%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.05	$24.37	$26.71	$22.67	$18.24	$21.01
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.02)	(0.02)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	8.42	0.70	(0.87)	5.30	4.78	0.34
Total From Investment Operations	8.39	0.68	(0.89)	5.24	4.75	0.32
Less Distributions:
Distributions from net realized gain	(0.14)	—	(1.45)	(1.20)	(0.32)	(3.09)
Net Asset Value, End of Period	$33.30	$25.05	$24.37	$26.71	$22.67	$18.24
Total Return[2]	33.57%	2.79%	(2.60)%	23.85%	26.27%	2.56%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.89%	0.90%	0.88%
Net investment income (loss)	(0.24)%[4]	(0.07)%	(0.10)%	(0.25)%	(0.15)%	(0.09)%
Expense waiver/reimbursement[5]	0.17%[4]	0.19%	0.25%	0.41%	0.63%	0.99%
Supplemental Data:
Net assets, end of period (000 omitted)	$405,124	$354,204	$455,597	$364,248	$112,742	$43,337
Portfolio turnover	71%	227%	142%	129%	118%	198%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2021	Year Ended July 31,				Period Ended 7/31/2016[1]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.06	$24.36	$26.70	$22.67	$18.24	$16.25
Income From Investment Operations:
Net investment income (loss)[2]	(0.03)	(0.02)	(0.02)	(0.06)	(0.01)	(0.07)
Net realized and unrealized gain (loss)	8.42	0.72	(0.87)	5.29	4.76	2.06
Total From Investment Operations	8.39	0.70	(0.89)	5.23	4.75	1.99
Less Distributions:
Distributions from net realized gain	(0.14)	—	(1.45)	(1.20)	(0.32)	—
Net Asset Value, End of Period	$33.31	$25.06	$24.36	$26.70	$22.67	$18.24
Total Return[3]	33.56%	2.87%	(2.60)%	23.81%	26.27%	12.25%
Ratios to Average Net Assets:
Net expenses[4]	0.87%[5]	0.87%	0.87%	0.88%	0.88%	0.87%[5]
Net investment income (loss)	(0.23)%[5]	(0.07)%	(0.07)%	(0.24)%	(0.04)%	(0.41)%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.09%	0.15%	0.30%	0.42%	0.66%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$313,632	$283,103	$333,059	$89,307	$24,795	$0[7]
Portfolio turnover	71%	227%	142%	129%	118%	198%[8]

1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
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16

Statement of Assets and LiabilitiesJanuary 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $23,348,864 of securities loaned and $38,722,747 of investment in affiliated holdings and $6,309,650 of investment in affiliated companies* (identified cost $670,624,151)	$879,000,987
Cash	262,451
Income receivable	195,971
Income receivable from affiliated holdings	810
Receivable for investments sold	15,579,757
Receivable for shares sold	1,573,724
Total Assets	896,613,700
Liabilities:
Payable for investments purchased	13,969,280
Payable for shares redeemed	3,410,279
Payable for collateral due to broker for securities lending	24,039,474
Payable for investment adviser fee (Note 5)	51,589
Payable for administrative fee (Note 5)	5,611
Payable for distribution services fee (Note 5)	12,687
Payable for other service fees (Notes 2 and 5)	60,192
Accrued expenses (Note 5)	271,532
Total Liabilities	41,820,644
Net assets for 25,968,102 shares outstanding	$854,793,056
Net Assets Consist of:
Paid-in capital	$560,849,667
Total distributable earnings (loss)	293,943,389
Total Net Assets	$854,793,056
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($116,738,475 ÷ 3,681,607 shares outstanding), no par value, unlimited shares authorized	$31.71
Offering price per share (100/94.50 of $31.71)	$33.56
Redemption proceeds per share	$31.71
Class C Shares:
Net asset value per share ($19,298,167 ÷ 706,036 shares outstanding), no par value, unlimited shares authorized	$27.33
Offering price per share	$27.33
Redemption proceeds per share (99.00/100 of $27.33)	$27.06
Institutional Shares:
Net asset value per share ($405,124,467 ÷ 12,166,067 shares outstanding), no par value, unlimited shares authorized	$33.30
Offering price per share	$33.30
Redemption proceeds per share	$33.30
Class R6 Shares:
Net asset value per share ($313,631,947 ÷ 9,414,392 shares outstanding), no par value, unlimited shares authorized	$33.31
Offering price per share	$33.31
Redemption proceeds per share	$33.31

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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18

Statement of OperationsSix Months Ended January 31, 2021 (unaudited)

Investment Income:
Dividends (including $197,805 received from affiliated companies and holdings* and net of foreign taxes withheld of $790)	$2,384,352
Net income on securities loaned (includes $33,109 earned from affiliated holdings related to cash collateral balances* (Note 2))	164,309
TOTAL INCOME	2,548,661
Expenses:
Investment adviser fee (Note 5)	3,153,772
Administrative fee (Note 5)	307,983
Custodian fees	64,865
Transfer agent fees (Note 2)	355,034
Directors’/Trustees’ fees (Note 5)	2,414
Auditing fees	14,503
Legal fees	5,049
Portfolio accounting fees	75,055
Distribution services fee (Note 5)	67,053
Other service fees (Notes 2 and 5)	149,277
Share registration costs	39,438
Printing and postage	45,863
Miscellaneous (Note 5)	17,128
TOTAL EXPENSES	4,297,434
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(382,756)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(221,269)
TOTAL WAIVER AND REIMBURSEMENT	(604,025)
Net expenses	3,693,409
Net investment income (loss)	(1,144,748)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $11,984,903 on sales of investments in affiliated companies and holdings*)	130,722,454
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(7,894,986) on investments in affiliated companies and holdings*)	99,471,113
Net realized and unrealized gain (loss) on investments	230,193,567
Change in net assets resulting from operations	$229,048,819

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2021	Year Ended 7/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,144,748)	$(996,224)
Net realized gain (loss)	130,722,454	(33,014,524)
Net change in unrealized appreciation/depreciation	99,471,113	37,205,285
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	229,048,819	3,194,537
Distributions to Shareholders:
Class A Shares	(548,250)	—
Class C Shares	(104,815)	—
Institutional Shares	(1,863,850)	—
Class R6 Shares	(1,369,095)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,886,010)	—
Share Transactions:
Proceeds from sale of shares	84,392,671	260,125,039
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor Small Cap Growth Fund	—	102,652,108
Net asset value of shares issued to shareholders in payment of distributions declared	3,462,937	—
Cost of shares redeemed	(205,402,386)	(512,259,924)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(117,546,778)	(149,482,777)
Change in net assets	107,616,031	(146,288,240)
Net Assets:
Beginning of period	747,177,025	893,465,265
End of period	$854,793,056	$747,177,025
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On November 15, 2019, the Fund acquired all of the net assets of PNC Multi-Factor Small Cap Growth Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class A Shares exchanged, a shareholder received 0.896 shares of the Fund’s Class A Shares.
For every one share of the Acquired Fund’s Class C Shares exchanged, a shareholder received 0.971 shares of the Fund’s Class C Shares.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 0.883 shares of the Fund’s Institutional Shares.
For every one share of the Acquired Fund’s Class R6 Shares exchanged, a shareholder received 0.883 shares of the Fund’s R6 Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,360,352	$102,652,108	$20,727,223	$897,256,665	$999,908,773

1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
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Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2020, were as follows:
Net investment income (loss)	$(964,618)
Net realized and unrealized gain on investments	3,068,318
Net increase in net assets resulting from operations	$2,103,700
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the earnings of the Acquired Fund that have been included in the Fund’s Statement of Changes in Net Assets as of July 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
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described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred
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securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $604,025 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$99,119	$(78,548)
Class C Shares	10,611	(5,567)
Institutional Shares	206,168	(137,154)
Class R6 Shares	39,136	—
TOTAL	$355,034	$(221,269)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$128,674
Class C Shares	20,603
TOTAL	$149,277
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security,
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the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$23,348,864	$24,039,474
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	315,878	$8,292,422	609,482	$13,104,153
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	1,446,327	33,251,055
Shares issued to shareholders in payment of distributions declared	14,857	426,682	—	—
Shares redeemed	(516,359)	(14,414,446)	(1,715,867)	(36,704,330)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(185,624)	$(5,695,342)	339,942	$9,650,878
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26

	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	43,191	$1,017,752	126,433	$2,399,164
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	182,602	3,655,701
Shares issued to shareholders in payment of distributions declared	4,048	100,360	—	—
Shares redeemed	(186,196)	(4,122,982)	(577,979)	(11,036,748)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(138,957)	$(3,004,870)	(268,944)	$(4,981,883)
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,331,006	$40,099,912	7,454,551	$168,193,983
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	2,548,202	61,335,218
Shares issued to shareholders in payment of distributions declared	56,977	1,717,850	—	—
Shares redeemed	(3,360,899)	(98,434,615)	(14,562,017)	(326,516,625)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,972,916)	$(56,616,853)	(4,559,264)	$(96,987,424)
	Six Months Ended 1/31/2021		Year Ended 7/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,162,552	$34,982,585	3,418,303	$76,427,739
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	183,221	4,410,134
Shares issued to shareholders in payment of distributions declared	40,386	1,218,045	—	—
Shares redeemed	(3,085,022)	(88,430,343)	(5,976,222)	(138,002,221)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,882,084)	$(52,229,713)	(2,374,698)	$(57,164,348)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,179,581)	$(117,546,778)	(6,862,964)	$(149,482,777)
4. FEDERAL TAX INFORMATION
At January 31, 2021, the cost of investments for federal tax purposes was $670,624,151. The net unrealized appreciation of investments for federal tax purposes was $208,376,836. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $221,251,376 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,874,540.
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As of July 31, 2020, the Fund had a capital loss carryforward of $24,245,488 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$23,207,571	$1,037,917	$24,245,488
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2020, for federal income tax purposes, a late year ordinary loss of $920,024 was deferred to August 1, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2021, the Adviser voluntarily waived $362,336 of its fee and voluntarily reimbursed $221,269 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2021, the Adviser reimbursed $20,420.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$67,053
For the six months ended January 31, 2021, FSC retained $7,138 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2021, Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2021, FSC retained $1,381 in sales charges from the sale of Class A Shares. FSC also retained $745 of CDSC relating to redemptions of Class A Shares.
Other Service Fees
For the six months ended January 31, 2021, FSSC received $6,844 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the
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Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2021, were as follows:
Purchases	$535,711,883
Sales	$661,371,070
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2021, the Fund had no outstanding loans. During the six months ended January 31, 2021, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2021, there were no outstanding loans. During the six months ended January 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2020	Ending Account Value 1/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,334.00	$6.65
Class C Shares	$1,000	$1,328.60	$11.03
Institutional Shares	$1,000	$1,335.70	$5.18
Class R6 Shares	$1,000	$1,335.60	$5.12
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.51	$5.75
Class C Shares	$1,000	$1,015.73	$9.55
Institutional Shares	$1,000	$1,020.77	$4.48
Class R6 Shares	$1,000	$1,020.82	$4.43

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.88%
Institutional Shares	0.88%
Class R6 Shares	0.87%
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Evaluation and Approval of Advisory Contract–May 2020
Federated MDT Small Cap Growth Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MDT SMALL CAP GROWTH FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the five-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year and three-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the five-year period and underperformed its benchmark index for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that mon-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Small Cap Growth Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
45

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
46

Federated Hermes MDT Small Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
36367 (3/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2021